AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 1997
                                             1933 ACT REGISTRATION NO. 33-18255
                                             1940 ACT REGISTRATION NO. 811-5380

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549
                            -----------------------
                                   FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                                             Pre-Effective Amendment No.__

                                           Post-Effective Amendment No. 32     X

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

                                Amendment No. 33                               X


                        (Check appropriate box or boxes)

                              PORTICO FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              PORTICO FUNDS CENTER
                            615 EAST MICHIGAN STREET
                        MILWAUKEE, WISCONSIN  53201-3011
                    (Address of Principal Executive Offices)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 287-3909

                        W. BRUCE MCCONNEL, III, ESQUIRE
                            Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                       Philadelphia, Pennsylvania  19107
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).


     immediately upon filing pursuant to paragraph (b)


X    On November 1, 1997 pursuant to paragraph (b)


     60 days after filing pursuant to paragraph (a)(1)


     on (date) pursuant to paragraph (a)(1)


     75 days after filing on__________, 1997 pursuant to paragraph (a)(2)


     on_________________, 19   pursuant to paragraph (a)(2) of Rule 485.


     If appropriate, check the following box:


     this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

     Title of securities being registered: Shares of common stock.

_____

                             PORTICO FUNDS, INC.
                              Balanced Income Fund
                                 Form N-1A
                           Cross Reference Sheet
Part A
Item No.                                                  Prospectus Heading
-------                                                   -------------------

1.      Cover Page..................................      Cover Page

2.      Synopsis....................................      Expense Summary

3.      Condensed Financial Information.............      Performance History;
                                                          Performance
                                                          Calculations

4.      General Description of Registrant...........      Cover Page;
                                                          Investment
                                                          Objectives and
                                                          Policies; Other
                                                          Investment
                                                          Information;
                                                          Description of
                                                          Shares; Invest-
                                                          ment Limitations

5.      Management of the Fund......................      Management of the
                                                          Fund
5A.     Management's Discussion of Fund Performance.      Inapplicable

6.      Capital Stock and Other Securities..........      Dividends and
                                                          Distributions;
                                                          Management of the
                                                          Fund; Taxes;
                                                          Description of
                                                          Shares

7.      Purchase of Securities Being Offered........      Purchase of Shares;
                                                          Shareowner
                                                          Services; Net Asset
                                                          Value and Days of
                                                          Operation

8.      Redemption or Repurchase....................      Redemption of
                                                          Shares; Shareowner
                                                          Services; Net Asset
                                                          Value and Days of
                                                          Operation

9.      Pending Legal Proceedings...................      Not Applicable


_____

                            PORTICO FUNDS, INC.
                           Balanced Income Fund
                                 Form N-1A
                           Cross Reference Sheet
Part B
Item No.                                                   Heading
--------                                                   --------

10.       Cover Page................................       Cover Page

11.       Table of Contents.........................       Table of Contents

12.       General Information and History...........       Inapplicable

13.       Investment Objectives and Policies........       Investment
                                                           Objectives and
                                                           Policies

14.       Management of the Fund....................       Management of the
                                                           Company

15.       Control Persons and Principal Holders
          of Securities.............................       Management of the
                                                           Company;
                                                           Miscellaneous

16.       Investment Advisory and Other Services ...       Management of the
                                                           the Company;
                                                           Custodian, Transfer
                                                           Agent and
                                                           Accounting
                                                           Services Agent;
                                                           Independent
                                                           Accountants; Counsel

17.       Brokerage Allocation and Other Practices..       Management of the
                                                           Company

18.       Capital Stock and Other Securities........       Description of
                                                           Shares

19.      Purchase, Redemption and Pricing of Securities    Net Asset Value;
         Being Offered...............................      Additional Purchase
                                                           and Redemption
                                                           Information

20.       Tax Status................................       Additional
                                                           Information
                                                           Concerning Taxes



21.      Underwriters................................      Management of the
                                                           Company

22.      Calculation of Performance Data.............      Additional
                                                           Information
                                                           on Performance

PART C

Information to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

_____

                                PORTICO FUNDS(R)
                              BALANCED INCOME FUND

This Prospectus describes the Balanced Income Fund, one of the eighteen mutual funds in the Portico family of funds. The Balanced Income Fund seeks current income and the preservation of capital through a balanced portfolio of dividend paying equity and fixed income securities. Portico Funds offer a variety of portfolios with different investment objectives designed to meet the needs of individual and institutional investors, including fixed income, balanced, domestic and international equity and money market funds, which are described in separate prospectuses.

Firstar Investment Research & Management Company, LLC ("FIRMCO" or the "Adviser") serves as investment adviser to the Fund, and the Fund is sponsored by B. C. Ziegler and Company (the "Distributor.") Shareowner Organizations may perform shareowner servicing and assistance in connection with the distribution of the Fund's Retail Shares and receive fees from the Fund for their services. (See "Management of the Fund.")

This Prospectus sets forth concisely the information about the Balanced Income Fund that a prospective investor should consider before investing. You should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing Portico Investor Services at 615 East Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011, or by calling 1-800-982-8909 or 414-287-3710 (Milwaukee area). The SEC maintains a website (http://www.sec.gov). that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into the Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT BANK DEPOSITS, AND ARE NEITHER ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF, NOR OTHERWISE SUPPORTED BY THE FDIC, THE FEDERAL RESERVE BOARD, FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC, FIRSTAR TRUST COMPANY, FIRSTAR CORPORATION, ITS AFFILIATES OR ANY OTHER BANK, OR OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE PORTICO FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                NOVEMBER 1, 1997


                               TABLE OF CONTENTS
                                                             Page
                                                             ----
Expense Summary...........................................     3
Performance History.......................................     5
Investment Objective and Policies.........................     6
Other Investment Information..............................     8
Purchase of Shares........................................    14
       How to Purchase Retail Shares......................    15
       How to Purchase Institutional Shares...............    19
Redemption of Shares......................................    21
       How to Redeem Retail Shares........................    21
       How to Redeem Institutional Shares.................    23
Shareowner Services (Retail Shareowners Only).............    27
  Shareowner Reports  ....................................    27
  Automated Teleresponse Service .........................    27
  Retirement Plans .......................................    28
Dividends and Distributions...............................    28
Management of the Fund....................................    28
Expenses..................................................    31
Investment Limitations....................................    31
Taxes.....................................................    32
Description of Shares.....................................    33
Net Asset Value and Days of Operation.....................    35
Performance Calculations..................................    36


EXPENSE SUMMARY

Below is a summary of the shareowner transaction expenses and the annual operating expenses expected to be incurred by Retail and Institutional Shares of the Balanced Income Fund during its first twelve months of operations. An example based on the summary is also shown.

                                        Retail           Institutional
                                        Shares              Shares
SHAREOWNER TRANSACTION                  ------              ------
EXPENSES

Maximum Sales Charge Imposed
on Purchases.................            4.00%               None

Maximum Sales Charge Imposed
on Reinvested Dividends......            None                None

Deferred Sales Charge........            None                None

Redemption Fees .............            None<F1>            None<F1>

Exchange Fees ...............            None                None


ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average
 net assets)

Advisory Fees After Fee
Waivers<F2>..................            0.30%               0.30%

12b-1 Fees ..................               0% <F3>             0%

All Other Expenses After Fee
  Waivers
  Shareowner Servicing Fees..  0.25%<F3>              0%
  Other Expenses After
    Fee Waivers<F4>..........  0.45%     0.70%     0.45%     0.45%
                               -----     -----     -----     -----
Total Fund Operating Expenses
  After Fee Waivers<F5>......            1.00%               0.75%
                                         =====               =====

<F1> A fee of $12.00 is charged for each wire redemption on Retail Shares.  See
     "Redemption of Shares."

<F2> The Adviser has voluntarily agreed to waive a portion of its fees to the extent that the Fund's total operating expenses exceed 1.00% for Retail Shares and .75% for Institutional Shares during the first twelve months of operations. Absent such waivers, advisory fees would be .75%, which is higher than the advisory fee payable by most other investment companies. See "Management of the Fund" in this Prospectus for a more complete discussion.

<F3> The total of all 12b-1 fees and Shareowner Servicing Fees paid by Retail
     Shares of the Fund may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets. The Fund does not expect to pay any 12b-1 fees for the current year. If 12b-1 fees are paid in the future, long-term shareowners may pay more than the economic equivalent of the maximum front end sales charge permitted by the National Association of Securities Dealers.

<F4> The Administrator anticipates voluntarily waiving 0.07% of its fees to the
     Fund during the first twelve months of operations. Without the fee waiver, "Other Expenses" would be 0.52% for both Retail and Institutional Shares.

<F5> Absent fee waivers, total operating expenses would be 1.52% and 1.27% for
     Retail and Institutional Shares, respectively.

Example:  You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return; and (2) redemption of your investment at the end of the following periods:


                        1 Year   3 Years
                        ------   -------
Retail Shares             $50      $71

Institutional Shares      $8       $24



The foregoing tables are intended to assist investors in understanding the expenses that shareowners bear either directly or indirectly and reflect anticipated fees. In addition, Shareowner Organizations or Institutions (as defined below) may charge fees for providing services in connection with their clients' investments in the Fund's shares.

The example shown above should not be considered a representation of future investment return or operating expenses. Actual investment return and operating expenses may be more or less than those shown. The Balanced Income Fund is new and the above figures are based on estimates of expenses expected during its first twelve months of operations.

Information regarding the Fund's actual performance will appear in its annual report to shareowners. The annual report for its first fiscal year, which may be obtained without charge by calling Portico Investor Services at 1-800-982-8909, will be available within 60 days after the end of the fiscal year. Each shareowner of record at the close of the fiscal year will be sent the annual report.


                             UNDERSTANDING EXPENSES

     OPERATING A MUTUAL FUND INVOLVES A VARIETY OF EXPENSES FOR PORTFOLIO MANAGEMENT, SHAREOWNER STATEMENTS AND REPORTS, AND OTHER SERVICES.
     THESE COSTS ARE PAID FROM THE FUND'S ASSETS AND THEIR EFFECT, EXCEPT FOR FEES CHARGED DIRECTLY BY A SHAREOWNER ORGANIZATION OR INSTITUTION TO ITS CUSTOMERS, ARE FACTORED INTO ANY QUOTED SHARE PRICE OR RETURN.




Performance History

                          Average Annual Total Return*


                                                                 Since inception
                                    1 Year    3 Years  5 Years  (inception date)
                                    ------    -------  -------  ---------------
Total Return Balanced Income Fund   25.48%     20.52%   14.75%       15.49%
     (Institutional Shares)                                      (Jan. 1, 1989)
Total Return Balanced Income Fund   20.22%     18.65%   13.56%       14.70%
     (Retail Shares)                                             (Jan. 1, 1989)

* Average annual total return calculations are for periods ended September 30, 1997 and reflect the 4.00% front end sales charge for retail shares.

     The performance above is the performance of a common trust fund managed by FIRMCO which operated during the periods prior to commencement of operations of the Portico Balanced Income Fund using substantially similar investment objectives, policies and restrictions as the Portico Balanced Income Fund.
In connection with the commencement of operations of the Balanced Income Fund, the common trust fund will transfer its assets to the Balanced Income Fund.
The common trust fund is not registered under the Investment Company Act of 1940 (the "1940 Act"), and is not subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the common trust fund has been restated to reflect Portico Balanced Income Fund's expenses set forth in the Expense Summary for both Institutional and Retail shares. The performance of the common trust fund also has been restated to reflect Portico Balanced
Income Fund's maximum 4.00% sales charge on retail shares.

     Performance assumes the reinvestment of all net investment income and capital gains and reflects fee waivers. In the absence of fee waivers, performance would be reduced. Performance quotations represent past performance, and should not be considered as representative of future results.




INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The investment objective of the Balanced Income Fund is to seek current income and the preservation of capital through investment in a balanced portfolio of dividend paying equity and fixed income securities. Common stocks purchased by the Fund will be selected primarily from a universe of domestic companies that have established dividend-paying histories. Fixed income securities will be selected in an effort to provide an annual rate of total return with respect to the fixed income portion of the Fund's portfolio that is similar to the annual rate of total return of the Lehman Brothers Intermediate Government/Corporate Bond Index on a consistent basis. In investing in fixed income securities, the Adviser will use specialized quantitative investment techniques. (For a description of the Lehman Brothers Intermediate Government/Corporate Bond Index and the specialized quantitative investment techniques see "Investment Techniques" below). There is no assurance that the Fund's investment objective will be attained. An investor should not consider an investment in the Fund to be a complete investment program.

Currently, it is expected that, in general, the Fund will invest approximately 50% of the value of its total assets in fixed income securities and 50% of the value of its total assets in equity securities. The Fund's policy is to invest at least 40% of the value of its total assets in fixed income securities and at least 20% and no more than 60% in equity securities during normal market conditions. The actual percentage of assets invested in fixed income and equity securities will vary from time to time, depending on the judgment of the Adviser as to the general market and economic conditions, trends and yields, interest rates and fiscal and monetary developments.

Investment Techniques. Common stocks purchased by the Fund will be selected primarily from a universe of domestic companies that have established dividend-paying histories, although up to 25% of its total assets may be invested, either directly or through investments in sponsored American Depository Receipts, in the securities of foreign issuers. Each company initially selected for inclusion in the Fund's portfolio must pay a current dividend. From time to time, the Fund may also acquire bonds, notes, debentures and preferred stocks convertible into common stocks but only to the extent that those securities also provide a current interest or dividend payment stream. Although convertible securities frequently have speculative characteristics and may be acquired by the Fund without regard to minimum quality ratings, the Fund intends to invest less than 5% of its net assets in non-investment grade securities. The Fund may also purchase put and call options, sell covered call options and enter into transactions involving futures contracts and options on futures as described later in this Prospectus.

The Fund primarily invests in companies that the Adviser considers to be well-managed and to have "attractive fundamental financial characteristics." Attractive fundamental financial characteristics include, among other factors, low debt, return on equity above the market average and consistent revenue and earnings per share growth over the prior three to five years. Companies in which the Fund may make equity investments generally will have stock market capitalizations over $750 million. The median stock market capitalization is generally anticipated to be between $3 billion and $5 billion and the weighted average stock market capitalization between $10 billion and $20 billion. Stock market capitalizations are calculated by multiplying the total number of common shares outstanding by the market price per share. The Fund may also invest from time to time a portion of its assets, not to exceed 20% of total assets at the time of purchase, in companies with larger or smaller market capitalizations.

In constructing and maintaining the fixed income portion of the portfolio, the Adviser attempts to achieve an annual rate of total return, before fund expenses, comparable to that of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index. Specialized structured investment management techniques are used in conjunction with traditional methods of investment management that rely on economic, financial and market analysis to select portfolio investments. The Fund may invest a substantial portion of its fixed income portfolio in securities that are not included in its benchmark index. The Fund therefore is not an "index" fund, which typically holds only securities that are included in the index it attempts to replicate.

The approach employed by the Adviser in managing the fixed income portion of the Fund's portfolio is to define and measure the various duration characteristics of the Lehman Brothers Intermediate Government/Corporate Bond Index.
"Duration" is a term used to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed-income instrument or a portfolio of instruments. For example, the duration of a five-year zero coupon bond which pays no interest or principal until the maturity of the bond is five years. This is because a zero coupon bond produces no cash flow until the maturity date. On the other hand, a coupon bond that pays interest semiannually and matures in five years will have a duration of less than five years reflecting the semiannual cash flows resulting from coupon payments.

Duration generally defines the effect of interest rate changes on bond prices. However, for large interest rate changes (generally changes of 1% or more) this measure will not completely explain the interest rate sensitivity of a bond.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a market value weighted total return index measuring both the principal price change of and income provided by the underlying universe of securities underlying the index. The Lehman Brothers Intermediate Government/Corporate Bond Index is intended to measure performance of its respective fixed-rate debt market over given time intervals. Securities included in the Lehman Brothers Intermediate Government/Corporate Bond Index must meet the following criteria, as defined by Lehman Brothers:

  .  Fixed as opposed to variable rate

  .  From one to ten years remaining until maturity

  .  Minimum outstanding principal value of $100 million

  . Minimum quality rating of Baa by Moody's or, if unrated by Moody's BBB by S&P

As of August 31, 1997, 3,847 issues were included in the Lehman Brothers Intermediate Government/Corporate Bond Index representing $2.4 trillion in market value.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a trademark of Lehman Brothers. The Fund, its Adviser and the Co-Administrators are not affiliated in any way with Lehman Brothers. See "Management of the Funds." Inclusion of a security in the bond index in no way implies an opinion by Lehman Brothers as to its attractiveness or appropriateness as an investment. Lehman Brothers' publication of the bond index is not made in connection with any sale or offer for sale of securities or any solicitations of orders for the purchase of securities.

Fixed income securities purchased by the Fund may include a broad range of corporate, government, government agency, stripped government, asset-backed and mortgage-backed obligations. The Fund may purchase fixed income securities without regard to any maturity limitation.

Debt obligations acquired by the Fund will be "investment grade" at the time of purchase; that is, obligations rated within the four highest rating categories by S&P (AAA, AA, A and BBB), Moody's (Aaa, Aa, A and Baa) or other nationally recognized rating agencies or obligations that are unrated but determined by the Adviser to be comparable in quality to instruments that are so rated. Obligations rated in the lowest of the top four rating categories are considered to have speculative characteristics and are subject to greater credit and market risk than higher rated securities. As a result, the market value of these securities may be expected to fluctuate more than those of securities with higher ratings.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. The Adviser will sell promptly any securities that are not rated investment grade by at least one nationally recognized rating agency and that exceed 5% of the Fund's net assets.


OTHER INVESTMENT INFORMATION

Money Market Instruments. The Fund may hold short-term U.S. Government obligations, high quality money market instruments (i.e., rated A-1 or better by S&P or Prime-1 by Moody's or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements, bank obligations and cash, pending investment, to meet anticipated redemption requests, or if, in the opinion of the Adviser, other suitable securities are unavailable. The foregoing investments may include among other things commercial paper and variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less, and may be in such proportions as, in the opinion of the Adviser, existing circumstances may warrant. Variable amount master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but they must satisfy the same criteria set forth above for high quality money market instruments. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund invests in variable amount master notes only when the Adviser deems the investment to involve minimal credit risk. The Fund may invest in obligations of foreign banks and foreign branches of U.S. banks. The Fund may also invest in securities issued by other investment companies which invest in high quality, short-term debt instruments. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940. The Fund will not invest in any other Portico Fund. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareowner of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareowners.

Government Obligations. To the extent consistent with its objectives, the Fund may invest in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Mortgage-Backed and Asset-Backed Securities. The Fund may purchase residential and commercial mortgage-backed securities, as well as other asset-backed securities (i.e., securities backed by credit card receivables, automobile loans or other assets). The average life of these securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of thirty years. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

Presently there are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs") which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest rate risk than other types of mortgage-backed obligations.

Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor which may be difficult or impracticable in some cases.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.
Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the owners of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the owners of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities.

Restricted Securities. The Fund will not knowingly invest more than 10%, and in all cases will not invest more than 15%, of the value of its net assets in securities that are illiquid at the time of purchase. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days, over-the-counter options, and securities that are not registered under the Securities Act of 1933 (the "Act") but may be purchased by institutional buyers under Rule 144A, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board of Directors or the Adviser, pursuant to guidelines adopted by the Board of Directors, determines that a liquid trading market exists).

Borrowings. The Fund may borrow money to the extent described below under "Investment Limitations." The Fund would borrow money to meet redemption requests prior to the settlement of securities already sold or in the process of being sold by the Fund. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund's securities. As a result, the Fund's share price may be subject to greater fluctuation until the borrowing is paid off.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase.

When-Issued Purchases and Forward Commitments.   The Fund may purchase
securities on a "when-issued" or delayed delivery basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. The Fund does not accrue income until the securities delivery occurs. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction (and therefore the value of the security) may be less favorable than the price or yield (and therefore the value of the security) available in the market when the securities delivery takes place. The Fund's forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.

Foreign Securities. The Fund may invest in foreign securities. The Fund's investments in the securities of foreign issuers may include both securities of foreign corporations and banks, as well as securities of foreign governments and their political subdivisions. Investments in foreign securities, whether made directly or through American Depository Receipts, involve certain inherent risks and considerations not typically associated with investing in U.S. companies, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments that could affect investment within those countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. See "Taxes." Transactions in foreign securities may involve greater time from the trade date until the settlement date than for domestic securities transactions, and may involve the risk of possible losses through the holding of securities in custodians and securities depositories in foreign countries. Additional costs associated with an investment in foreign securities may include higher transaction costs and the cost of foreign currency conversions. Changes in foreign exchange rates will also affect the value of securities denominated or quoted in currencies other than the U.S. dollar. In this regard, the Fund does not intend to hedge against foreign currency risk, and changes in currency exchange rates will impact the Fund's net asset value (positively or negatively) irrespective of the performance of the portfolio securities held by the Fund. The Fund and its shareowners may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

Stripped Securities. To the extent consistent with its investment objective, the Fund may purchase participation in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. Government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The SEC staff believes that participations in CATs and TIGRs and other similar trusts are not U.S. Government securities.

Options. The Fund may purchase put and call options in an amount not to exceed 5% of its net assets. Such options may relate to particular securities or various stock indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amount paid as premiums to the writer of the option.

The Fund may purchase put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase the Fund's return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a "closing sale transaction" (a sale by the Fund, prior to the exercise of the option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

In addition, the Fund may write call options on securities and on various stock indices. The Fund may write a call option only if the option is "covered" by the Fund's holding a position in the underlying securities or otherwise, which would allow for immediate satisfaction of its obligation. Such options will be listed on a national securities exchange and the aggregate value of the Fund's assets subject to options written by the Fund will not exceed 5% of the value of its net assets during the current year. In order to close out an option position, the Fund will be required to enter into a "closing purchase transaction" (the purchase of a call option on a security or an index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index).

By writing a covered call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding. The use of covered call options will not be a primary investment technique of the Fund. For additional information relating to option trading practices and related risks, see the Statement of Additional Information.

Futures Contracts and Related Options. The Adviser may determine that it would be in the interest of the Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which it intends to purchase, to maintain liquidity, to have fuller exposure to price movements in a security index or to reduce transaction costs. For example, the Fund may enter into transactions involving a stock index futures contract which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying bonds or stocks in the index is made. The Adviser may also determine it would be in the interest of the Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed-income securities. The Fund will not use futures contracts for speculative purposes.

Risks associated with the use of futures contracts include (a) imperfect correlation between the change in market values of the securities held by the Fund and the prices of bond or stock index futures contracts, and (b) the possible lack of a liquid secondary market for futures contracts and the resulting inability of the Fund to close open futures positions. During the current fiscal year, the Fund intends to limit its transactions in futures contracts and related options so that not more than 5% of its net assets are at risk. For a more detailed description of futures contracts and futures options, including a discussion of the limitations imposed by federal tax law, see Appendix A to the Statement of Additional Information.

Convertible Securities. The Fund may invest in convertible securities, including bonds, notes and preferred stock, that may be converted into common stock either at a stated price or within a specified period of time. In investing in convertibles, the Fund is looking for the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

During normal market conditions, no more than 5% of the Fund's net assets will be purchased or held in convertible or other securities rated below investment grade. Securities rated below investment grade are predominantly speculative and are commonly referred to as junk bonds. To the extent the Fund purchases convertibles rated below investment grade or convertibles that are not rated, a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities. Subsequent to its purchase, a rated security may cease to be rated or its rating may be reduced below a minimum rating for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. The Adviser will sell promptly any securities that are non-investment grade as a result of these events and that exceed 5% of the Fund's net assets.

Concentration. The Adviser anticipates that from time to time certain industry sectors will not be represented in the Funds' portfolios while other sectors will represent a significant portion. As a matter of fundamental policy, however, the Adviser will not purchase any securities which would cause 25% or more of a Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, and the Fund's investment will be diversified among individual issuers.

Small Companies. Small companies in which the Fund may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities are typically traded in lower volume and because the issuers are typically subject to greater degree of changes in their earnings and prospects.

Portfolio Turnover. The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareowners. High portfolio turnover may result in their realization of substantial net capital gains; to the extent net short-term capital gains are realized, distributions resulting from such gains may be ordinary income for federal income tax purposes. (See "Taxes-Federal.") The Funds' portfolio turnover rate is not expected to exceed 75% per year, and the portfolio turnover rate for the equity portion of the Fund is not expected to exceed 100%.

Warrants. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. During normal market conditions, no more than 5% of the Fund's net assets will be invested in warrants.


PURCHASE OF SHARES

Shares of the Fund are offered and sold by the distributor for the Fund, B.C. Ziegler and Company (the "Distributor"), which is independent of the Adviser.
 The Distributor is a registered broker/dealer with offices at 215 North Main Street, West Bend, Wisconsin 53095.

Retail and Institutional Shares of the Fund will be offered at net asset value per share, plus in the case of Retail Shares the applicable sales charge described below (unless a waiver applies).
Institutional Shares of the Fund are exclusively sold to and held by (a) trust, agency or custodial accounts opened through a Firstar Corporation trust department, trust company or trust affiliate; (b) employer-sponsored qualified retirement plans; and (c) all clients of FIRMCO. All other persons must purchase Retail Shares of the Fund.

THE MINIMUM INITIAL INVESTMENT FOR RETAIL SHARES IN THE FUND IS $1,000; WITH THE EXCEPTION OF IRAS, WHICH HAVE A MINIMUM INITIAL INVESTMENT OF $100. The minimum subsequent investment for Retail Shares in the Fund is $50. The minimum initial investment will be waived if you participate in the Periodic Investment Plan. The Fund reserves the right to close your account if the value is less than $1,000 and you are not currently participating in the Periodic Investment Plan.
 For additional information on involuntary redemptions, see "Other Redemption Information' below. The $1,000 minimum account balance applies only to accounts opened with Portico on or after February 28, 1997. Accounts opened with Portico on or before February 27, 1997 must maintain a minimum account balance of $50.

There is no minimum initial or subsequent investment for Institutional Shares.

HOW TO PURCHASE RETAIL SHARES

Purchase orders for Retail Shares may be placed through the transfer agent of the Fund, registered representatives of Firstar Investment Services, Inc. ("FIS"), or organizations that have entered into distribution or servicing agreements with the Fund (including FIS, "Shareowner Organizations.') For a discussion of transactions through Shareowner Organizations, see "Shareowner Organizations" below.

Once each business day, two share prices of the Retail Shares are calculated for the Fund: the offering price and the net asset value (NAV). Retail Shares are purchased at the offering price which is the net asset value plus a sales charge which varies in accordance with the amount of the purchase as indicated below:

                                                                Shareowner
                                                               Organization
                        Sales Charge as a  Sales Charge as   Reallowance as a
Amount of Transaction     Percentage of    a Percentage of     Percentage of
  at Offering Price      Offering Price    Net Asset Value    Offering Price
---------------------    --------------    ---------------    --------------
Less than $50,000           4.00%               4.16%              3.50%
$50,000 to $99,999          3.00%               3.09%              2.50%
$100,000 to $249,999        2.00%               2.04%              1.50%
$250,000 or more             none                none              none

The Distributor may reallow the entire sales charge to certain Shareowner Organizations. To the extent that 90% or more of the sales charge is reallowed, Shareowner Organizations may be deemed to be underwriters under the Act.

You may purchase Retail Shares without a sales charge if: (a) you were a Portico shareowner as of January 1, 1995 and have continuously maintained a shareowner account with the Company; (b) you make any purchase within 60 days of a redemption of Portico Institutional Shares; (c) you are an employee, director or retiree of Firstar Corporation or its affiliates or of Portico; (d) you maintain a personal trust account with an affiliate of Firstar Corporation at the time of purchase; (e) you make any purchase within 60 days of a termination of a personal trust account with an affiliate of Firstar Corporation; (f) you make any purchase for your medical savings account for which Firstar Corporation or an affiliate serves in a custodial capacity; (g) you make any purchase for your individual retirement account; (h) you make any purchase within 60 days of a redemption of a mutual fund on which you paid an initial sales charge or a contingent deferred sales charge; (i) you are a registered investment adviser that has entered into an agreement with the Distributor to purchase shares for your own account or for discretionary client accounts; (j) you are a spouse, parent or child of an individual who falls within the preceding categories (a) or (d) above; or (k) you are a spouse, parent, sibling or child of an individual who falls within the preceding category (c) above. In addition, you may reinvest all or any portion of your proceeds from redemption of shares of the Fund in Retail Shares of other Portico funds, within 365 days of redemption without paying a sales charge. Shares so reinvested will be purchased at a price equal to the net asset value next determined after the transfer agent receives payment in proper form.

Quantity Discounts. You may be entitled to reduced sales charges through the Right of Accumulation or under a Letter of Intent, even if you do not make an investment of a size that would normally qualify for a quantity discount.

To qualify for a reduction of or exception to the sales charge, you must notify your Shareowner Organization or the Distributor at the time of purchase or exchange. The reduction in sales charge is subject to confirmation of your holdings through a check of records. The Fund may modify or terminate quantity discounts at any time. For more information about quantity discounts, contact your Shareowner Organization or Portico Investors Services at 1-800-982-8909.

Rights of Accumulation. A reduced sales charge applies to any purchase of Retail Shares of any Portico Fund that is sold with a sales charge (an "Eligible Fund") where an investor's then current aggregate investment is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund, and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds, with an aggregate current value of $49,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 3.00% of the offering price. Similarly, each subsequent investment in Eligible Fund shares may be added to an investor's aggregate investment at the time of purchase to determine the applicable sales charge.

Letter of Intent. By signing a Letter of Intent (available from the Distributor and Shareowner Organizations), an investor becomes eligible for the reduced sales charge applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and under the conditions set forth in the Letter of Intent. To compute the applicable sales charge, the offering price of shares of an Eligible Fund on which a sales charge has been paid, beneficially owned by an investor on the date of submission of the Letter of Intent, may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

During the term of the Letter of Intent, the Transfer Agent will hold in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when an investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. If total purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect an investor's total purchases. If total purchases are less than the amount specified in the Letter of Intent, an investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, the transfer agent, as attorney-in-fact pursuant to the terms of the Letter of Intent and at the Distributor's direction, will redeem an appropriate number of shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase of Shares.

Qualification for Discounts. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account, or the aggregate investments of a trustee or other fiduciary or IRA for the benefit of the persons listed above.

Purchase Orders. Investors may purchase Retail Shares of the Fund through registered representatives of Firstar Investment Services, Inc. located at Firstar Banks ("Firstar Investment Offices"), or directly with the Fund's transfer agent. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. Subsequent investments in an existing account in the Fund may be made at any time by sending to the address below a check or money order payable to the Fund, along with a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. A $20 fee will be imposed by the Fund's transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by the Fund.

           PURCHASE ORDERS PLACED THROUGH REGISTERED REPRESENTATIVES

               TO OPEN AN ACCOUNT         TO ADD TO AN ACCOUNT
              --------------------       ----------------------
In Person  . Complete an application   . Bring your check to a
             at a Firstar Investment     Firstar Investment
             Office.  Call 1-800-        Office. Call 1-800-982-
             982-8909 for the office     8909 for the office
             nearest you.                nearest you.


By Phone   . Call your registered      . Call your registered
             representative or call      representative at the
             1-800-982-8909 for the      number on your
             office nearest you.         statement or call 1-
                                         800-982-8909 for the
                                         office nearest you.

Automatic  . Call your registered      . Complete a Periodic
ally         representative to           Investment Plan
             obtain a purchase           Application to
             application which           automatically purchase
             includes information        more shares.
             about a Periodic
             Investment Plan.

               PURCHASE ORDERS PLACED THROUGH THE TRANSFER AGENT

             TO OPEN AN ACCOUNT          TO ADD TO AN ACCOUNT

By Mail     .  Complete an application   .  Make your check payable
               and mail it along with a     to Portico Funds.  Please
               check payable to Portico     include your account
               Funds,  P.O. Box 3011,       number on your check and
               Milwaukee, WI  53201-        mail it to the address on
               3011.                        your statement.


Overnight   .  Complete an application   .  Make your check payable
Delivery       and deliver it along with    to Portico Funds.  Please
               a check payable to           include your account
               Portico Funds, 615 E.        number on your check and
               Michigan St., Milwaukee,     deliver it to the address
               WI 53202.                    at the left.

In Person   .  Bring your application    .  Bring your check to a
               and check to a Firstar       Firstar Investment
               Investment Office.  Call     Office. Call 1-800-982-
               1-800-982-8909 for the       8909 for the office
               office nearest you.          nearest you.

Automatical .  Call 1-800-982-8909 to    .  Complete a Periodic
ly             obtain a purchase            Investment Plan
               application which            Application to
               includes information for     automatically purchase
               a Periodic Investment        more shares.
               Plan.
                                         .  Open a ConvertiFundR
                                            account to automatically
                                            invest proceeds from one
                                            account to another
                                            account of the Portico
                                            family of funds.

By Wire     .  Call 1-800-228-1024 to    .  Call 1-800-228-1024 to
               arrange a wire               arrange a wire
               transaction.  Ask your       transaction.  Ask your
               bank to transmit             bank to transmit
               immediately available        immediately available
               funds by wire in the         funds by wire as
               amount of your purchase      described at the left.
               to Firstar Bank              Please also include your
               Milwaukee, N.A., ABA #       account number.
               0750-00022, Account #
               112-952-137 for further
               credit to Portico
               Balanced Income Fund
               [name/title on the
               account].

By Phone    .  Call 1-800-228-1024 to    .  Call 1-800-228-1024 to
               exchange from another        exchange from another
               Portico Fund account with    Portico Fund account with
               the same registration        the same registration
               including name, address      including name, address
               and taxpayer ID number.      and taxpayer ID number.

Investors making initial investments by wire must promptly complete a Purchase Application and forward it to the Fund. REDEMPTIONS WILL NOT BE PAID UNTIL THE COMPLETED APPLICATION HAS BEEN RECEIVED BY THE TRANSFER AGENT.

If an order and payment are received by the transfer agent in proper form (as described above) before the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 3:00 p.m. Central Time, on a business day, Fund shares will be purchased as of the determination of net asset value on that day. Purchase orders which are received after the close of regular trading hours on the Exchange, or on non-business days, and orders for which payment is not received by the close of regular trading hours on the Exchange on a business day, will be executed on the next business day after receipt of both the order and payment in proper form by the transfer agent.

The Fund will not accept payment in cash or third party checks for the purchase of shares. Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Fund reserves the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.

Certificates for shares will be issued only upon shareowner request. The Fund reserves the right to reject any purchase order. Payment for shares of the Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information see the Statement of Additional Information or contact Portico Investor Services at 1-800-982-8909 or 414-287-3710 (Milwaukee area).


HOW TO PURCHASE INSTITUTIONAL SHARES

All Institutional Share purchases are effected pursuant to a customer's account at Firstar Trust Company ("Firstar Trust") or at another chosen institution pursuant to procedures established in connection with the requirements of the account. Confirmations of share purchases and redemptions will be sent to Firstar Trust or the other institution involved. Firstar Trust and the other institutions (or their nominees) (collectively referred to as "Institutions") will normally be the owners of record of Fund shares, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers. The exercise of voting rights and the delivery to customers of shareowner communications from the Fund will be governed by the customers' account agreements with Firstar Trust and the other Institutions. Investors wishing to purchase shares of the Fund should contact their account representatives.

Institutional Shares are sold without a charge imposed by the Fund, although Institutions may charge fees for providing administrative or other services in connection with investments in Fund shares.

Purchase orders must be transmitted to the Fund's transfer agent by telephone (1-800-228-1024; in Milwaukee area: 414-287-3808 or by fax 414-287-3781 only if preceded by a telephone call) and will be effected by the transfer agent at its Milwaukee office. Purchase orders that are received by the transfer agent before the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 3:00 p.m. Central Time, will be executed as of the close of regular trading hours on the Exchange, provided that payment is received by the close of regular trading hours. Purchase orders that are received after the close of regular trading hours on the Exchange or on non-business days, and orders for which payment is not received by the close of regular trading hours on the Exchange on a business day, will be executed on the next business day after receipt of both the order and payment in proper form by the transfer agent.

Payment for Institutional Shares should be transmitted by wire in immediately available funds to:

Firstar Bank Milwaukee, N.A.
ABA #0750-00022,
Account #112-952-137
For further credit to
Portico Balanced Income Fund
[the investor's account number and the name/title of the account].

Payment may also be made by check payable to: Portico Funds, P.O. Box 3011, Milwaukee, WI 53201-3011, or delivered (via overnight delivery or in person) to 615 E. Michigan St., Milwaukee, WI 53202.

It is the responsibility of Institutions to transmit orders and payment for the purchase of shares by their customers to the transfer agent on a timely basis, in accordance with the procedures stated above.

Certificates for shares will be issued only upon the request of an Institution. The Fund reserves the right to reject any purchase order.

Payment for shares of the Fund in the amount of $1,000,000 or more may, at the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in this Prospectus. For further information see the Statement of Additional Information or contact Portico Investor Services at 1-800-982-8909 or 414-287-3710 (Milwaukee area).




REDEMPTION OF SHARES

HOW TO REDEEM RETAIL SHARES

Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent or FIS. If a redemption order is received in proper form (as described below) before the close of regular trading hours on the Exchange, currently 3:00 p.m. Central Time, on a business day, Fund shares will be redeemed as of the determination of net asset value on that day. Redemption orders which are received after the close of regular trading hours on the Exchange, or on non-business days, will be executed on the next business day. Depending upon the current net asset value of the redeemed shares at the time of redemption, the value of the shares redeemed may be more or less than the investor's cost.

Redemption Orders

                                          THROUGH A REGISTERED
            THROUGH THE TRANSFER AGENT       REPRESENTATIVE
            --------------------------    --------------------

By Phone   . Call 1-800-228-1024 with   . Call your registered
             your account name,           representative at the
             account number and           number on your
             amount of redemption         statement, or 1-800-
             (minimum $500).              982-8909.
             Redemption proceeds will
             only be sent to a
             shareowner's address or
             bank account of a
             commercial bank located
             within the United States
             as shown on the transfer
             agent's records.
             [Available only if
             established on the
             account application and
             if there has been no
             change of address by
             telephone within the
             preceding 15 days.]

By Mail,   . Mail your instructions     . Mail your instructions
Overnight    to the Portico Funds,        to the Portico Funds,
Delivery     P.O. Box 3011,               P.O. Box 3011,
or In        Milwaukee, Wisconsin         Milwaukee, WI 53201-
Person       53201-3011, or deliver       3011, or deliver them
             them (via overnight          to 615 E. Michigan
             delivery or in person)       Street, Milwaukee, WI
             to 615 E. Michigan St.,      53202, or bring your
             Milwaukee, WI 53202.         instructions to your
             Include the number of        registered
             shares or the amount to      representative's
             be redeemed, your            office.
             shareowner account
             number and Social
             Security number or other
             taxpayer identification
             number.  Your
             instructions must be
             signed by all persons
             required to sign for
             transactions exactly as
             their names appear on
             the account.  If the
             redemption amount
             exceeds $50,000, or if
             the proceeds are to be
             sent elsewhere than the
             address of record, or
             the address of record
             has been changed within
             the preceding 15 days,
             each signature must be
             guaranteed in writing by
             either a commercial bank
             that is a member of the
             FDIC, a trust company, a
             credit union, a savings
             association, a member
             firm of a national
             securities exchange or
             other eligible guarantor
             institution.

Automatic  . Call 1-800-982-8909 for    . Call your registered
ally         a Systematic Withdrawal      representative to
             Plan application             establish a Systematic
             ($15,000 account minimum     Withdrawal Plan.
             and $100 minimum per
             transaction).

Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed' must appear with the signature. If certificates have been issued, the certificates, properly endorsed or accompanied by a properly executed stock power and accompanied by signature guarantees, must be received by the transfer agent or FIS. The Fund may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent or FIS receives all required documents in proper form. Purchases of additional shares concurrently with withdrawals could be disadvantageous because of the sales charge involved in the additional purchases.

The transfer agent charges a $12.00 fee for each payment made by wire of redemption proceeds, which will be deducted from the shareowner's account. The transfer agent also charges a $15.00 fee for each IRA distribution (unless it is part of a Systematic Withdrawal Plan), which will be deducted from the shareowner's account.

In order to arrange for telephone redemptions after an account has been opened or to change the bank or account designated to receive redemption proceeds, a written request must be sent to Portico Investor Services at the address listed above or contact your registered representative. The request must be signed by each shareowner of the account. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Fund at any time upon notice to shareowners. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareowner is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent.

In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Portico and the transfer agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded and confirmed in writing to the shareowner. Portico may implement other procedures from time to time. If reasonable procedures are not implemented, Portico and/or the transfer agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareowner is liable for any loss for unauthorized transactions.

Other Redemption Information

The Fund will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by the rules of the SEC. HOWEVER, IF ANY PORTION OF THE SHARES TO BE REDEEMED REPRESENTS AN INVESTMENT MADE BY CHECK, THE FUND MAY DELAY THE PAYMENT OF THE REDEMPTION PROCEEDS UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE TWELVE DAYS FROM THE PURCHASE DATE. This procedure does not apply to shares purchased by wire payment. An investor must have filed a Purchase Application before any redemption requests can be paid.

The Fund imposes no charge when shares are redeemed and reserves the right to redeem an account involuntarily, upon sixty days' written notice, if redemptions cause the account's net asset value to remain at less than $1,000. The Fund may also redeem shares involuntarily if it is appropriate to do so to carry out the Fund's responsibilities under the 1940 Act and, in certain cases, may make payment for redemption in securities. Investors would bear any brokerage or other transaction costs incurred in converting the securities so received to cash. See the Statement of Additional Information for examples of when such redemptions might be appropriate.

Questions concerning the proper form for redemption requests should be directed to Portico Investor Services at 1-800-228-1024 or 414-287-3808 (Milwaukee area).


HOW TO REDEEM INSTITUTIONAL SHARES

Customers who purchase Institutional Shares of the Fund through accounts at an Institution may redeem all or part of their shares in accordance with the instructions and limitations pertaining to such accounts. The procedures will vary according to the type of account and Institution involved, and customers should consult their account representatives in this regard.

Redemption orders must be transmitted by an Institution to the transfer agent in writing or by telephone in the manner described under "How to Purchase Institutional Shares.' Shares are redeemed at the net asset value per share next determined after the transfer agent's receipt of the redemption order.

Payment for redeemed shares will normally be wired in federal funds on the next business day if the redemption order is received by the transfer agent before 3:00 p.m. Central Time. The Fund reserves the right, however, to delay the wiring of redemption proceeds for up to seven days after receipt of a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected, which may take twelve days from the purchase date.
The transfer agent currently charges a $15.00 fee for each IRA distribution, which will be deducted from the shareowner's account or, at the request of an Institution, billed directly to the Institution requesting the redemption.

Portico imposes no charge when shares are redeemed. However, Institutions may charge a fee for providing administrative or other services in connection with investments in Fund shares. If a customer has agreed with a particular Institution to maintain a minimum account balance and the balance falls below that minimum, the customer may be obliged by the Institution to redeem all or part of the customer's shares in the Fund to the extent necessary to maintain the required minimum balance. Portico may also redeem shares of the Fund involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Portico's responsibilities under the 1940 Act. Investors would bear any brokerage or other transaction costs incurred in converting the securities received to cash. See the Statement of Additional Information for examples of when such redemptions might be appropriate.

It is the responsibility of Institutions to transmit redemption orders and credit their customers' accounts with the redemption proceeds on a timely basis in accordance with their agreements with the customers and to provide their customers with account statements with respect to share transactions made for the accounts.

In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Portico and the transfer agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded and confirmed in writing to the shareowner. Portico may implement other procedures from time to time. If reasonable procedures are not implemented, Portico and/or the transfer agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareowner is liable for any loss for unauthorized transactions.




EXCHANGE OF SHARES
If shares may legally be sold in the state of the investor's residence, Retail shareowners are generally permitted to exchange their Retail Shares in the Fund (with a minimum current value of $1,000) for Retail Shares of other funds in the Portico family of funds without charge or commission by the Fund. A sales charge will be imposed on the exchange if the shares of the Fund being acquired have a sales charge and the shares being redeemed were purchased or otherwise acquired without a sales charge unless a shareowner qualifies for a sales charge exemption as described in the section "Purchase of Shares". Institutional shareowners also are generally permitted to exchange their Institutional Shares in the Fund (with a minimum current value of $1,000) for Institutional Shares of other funds in the Portico family of funds, provided such other shares may legally be sold in the state of the investor's residence and the investor is eligible for Institutional Shares at the time of the exchange. This exchange privilege does not apply to shares of the Institutional Money Market Fund. Telephone exchange privileges automatically apply to each shareowner of record and the representative of record unless and until the transfer agent receives written instructions from the shareowner(s) of record canceling the privilege.

Portico reserves the right to terminate indefinitely the exchange privilege of any shareowner, broker, investment adviser, agent, or account representative who requests more than four exchanges within a calendar year, whether for oneself or one's customers. Portico may determine to do so with prior notice to the shareowner, broker, investment adviser, agent, or account representative based on a consideration of both the number of exchanges the particular shareowner, broker, investment adviser, agent, or account representative has requested and the time period over which those exchange requests have been made, together with the level of expense to the Funds or other adverse effects which may result from the additional exchange requests. If any portion of the shares to be exchanged represents an investment made by check, a Fund may delay the acquisition of new shares in an exchange until the transfer agent is reasonably satisfied that the check has been collected, which may take twelve days from the purchase date. Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in the Portico family of funds. For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange.
No exchange fee is currently imposed by Portico on exchanges. Portico reserves, however, the right to impose a charge in the future. In addition, Institutions may charge a fee for providing administrative or other services in connection with exchanges.

In order to request an exchange by telephone, a shareowner must give the account name, account number and the amount or number of shares to be exchanged. During periods of significant economic or market change, telephone exchanges may be difficult to implement. If a shareowner is unable to contact the transfer agent by telephone, shares may also be exchanged by delivering the exchange request to the transfer agent in person or by mail at the address listed above under "Redemption of Shares."

The Fund reserves the right to reject any exchange request with prior notice to a shareowner and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareowners of any material modification or termination except where notice is not required under SEC regulations. The responsibility of the Fund and its transfer agent for the authenticity of telephone exchange instructions is limited as described above under "Redemption of Shares."


SHAREOWNER SERVICES (Retail Shareowners Only)
The services and privileges described below are available to Retail Shareowners of the Fund. These may be modified or terminated at any time upon notice to shareowners.

Shareowner Reports

Shareowners will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of the Fund's fiscal year with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareowner reports will be sent to shareowners with the same mailing address. Shareowners who desire a duplicate copy of shareowner reports to be mailed to their residence should call Portico Investor Services at 1-800-982-8909, or write Portico Investor Services at the address listed above.

In addition, account statements will be mailed to shareowners after each purchase, reinvestment of dividends and redemption.

Automated Teleresponse Service

Shareowners using a touch-tone telephone can access information on the Fund twenty-four hours a day, seven days a week. When calling Portico Investor Services at 1-800-228-1024, shareowners may choose to use the automated information feature or, during regular business hours (8:00 a.m. to 7:00 p.m. Central Time, Monday through Friday), speak with a Portico Investor Services representative.

The automated service provides the information most frequently requested by shareowners. After calling the 800-number, pressing "2" on their touch-tone phone, shareowners can:

1. Determine closing prices for the Fund.
2. Learn how the price of the Fund has changed from the previous day.
3. Hear daily yields for Portico money market funds.

Money market fund yields reflect fee waivers in effect, represent past performance and will vary. If fees were not waived, yields would be reduced. Past performance is no guarantee of future results. Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the funds will be able to maintain a stable net asset value of $1.00 per share.

To speak with a Portico Investor Services representative any time during an automated teleresponse session (during regular business hours), shareowners may press "0."

For total return information, shareowners must call Portico Investor Services at 1-800-982-8909 or 414-287-3710 (Milwaukee area).

Retirement Plans

The Fund offers individual retirement accounts and prototype defined contribution plans, including simplified employee, 401(k), profit-sharing and money purchase pension plans ("Retirement Plans"). For details concerning Retirement Plans (including service fees), please call Portico Investors Services at 1-800-982-8909 or 414-287-3710 (Milwaukee area).


DIVIDENDS AND DISTRIBUTIONS
Dividends from the Fund's net investment income are declared and paid quarterly. The Fund's net realized capital gains are distributed at least annually to avoid tax to the Fund.

Dividends and distributions will reduce the net asset value of the Retail and Institutional Shares by the amount of the dividend or distribution. Dividends and distributions are automatically reinvested in additional Retail or Institutional Shares of the Fund (as applicable) on which the dividend or distribution is paid at their net asset value per share (as determined on the payable date), unless the shareowner notifies the Fund's transfer agent or registered representative, as appropriate, that dividends or capital gains distributions, or both, should be paid in cash. Cash dividends and distributions will be paid by check unless the Fund's transfer agent receives a voided check or deposit ticket to enable the dividends or distributions to be directly deposited into the shareowner's bank account. Cash dividends and distributions will be paid within five business days after the end of the month in which dividends are declared or within five business days after a redemption of all of a shareowner's shares of the Fund. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors of the Portico Funds, Inc. ("Portico" or the "Company"). The Statement of Additional Information contains the name and background information regarding each Director.

Advisory Services

FIRMCO, a Wisconsin limited liability company and subsidiary of Firstar Corporation, a bank holding company, serves as investment adviser to the Fund. FIRMCO, with principal offices at Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202, has been engaged in the business of providing investment advisory services since 1986. FIRMCO currently has $22.4 billion in assets under active management, of which $13.1 billion is invested in fixed income and money market securities and $9.3 billion in equity securities.

Subject to the general supervision of the Board of Directors and in accordance with the investment objective and policies of the Fund, the Adviser manages the Fund's portfolio, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to Shareowner Organizations, including, in the case of agency transactions, Shareowner Organizations which are affiliated with the Adviser, if the Adviser believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms.

The Adviser is entitled to receive from the Fund a fee, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive all or a portion of the advisory fee otherwise payable by the Fund from time to time. These waivers may be terminated at any time at the Adviser's discretion.

The Adviser's portfolio management services for the Fund are conducted by Marian Zentmyer and Warren Pierson. Ms. Zentmyer has been with Firstar since 1982 and has nineteen years of investment experience. She is a Senior Vice President and Senior Portfolio Manager of FIRMCO. Mr. Pierson joined Firstar in 1985 and has twelve years of fixed income experience at Firstar. He is a Vice President and Senior Portfolio Manager of FIRMCO. Both Ms. Zentmyer and Mr. Pierson are Chartered Financial Analysts. In addition, Ms. Zentmyer is a Certified Financial Planner.

Administrative Services
Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53202 ("Firstar Trust') and B. C. Ziegler and Company (""Ziegler") serve as the Co-Administrators (the "Co-Administrators.") The Co-Administrators have agreed to provide the following administrative services for the Portico Funds: assist in maintaining office facilities for the Funds; furnish clerical and certain other services required by the Funds; compile data for and prepare notices to the SEC; prepare semiannual reports to the SEC and current shareowners and filings with state securities commissions; coordinate federal and state tax returns; monitor the arrangements pertaining to the Funds' agreements with Shareowner Organizations and Institutions; monitor the Funds' expense accruals; monitor compliance with the Funds' investment policies and limitations; and generally assist the Funds' operations. As further described in the Statement of Additional Information, certain services under the Co-Administration Agreement are provided jointly by Firstar Trust and Ziegler and other services are provided separately by either Firstar Trust or Ziegler. The Co-Administrators are entitled to receive a fee for their administrative services, computed daily and payable monthly, at the annual rate of .125% of Portico's first $2 billion of average aggregate daily net assets, plus .10% of Portico's average aggregate daily net assets in excess of $2 billion. The Co-Administrators may voluntarily waive all or a portion of their administrative fee from time to time. These waivers may be terminated at any time at the Co-Administrators' discretion.


Shareowner Organizations

Portico may enter into agreements from time to time with certain Shareowner Organizations, including affiliates of the Adviser (such as FIS), providing for certain support and/or distribution services to their customers who are the beneficial owners of Retail Shares of the Fund. Under the Service Agreements, shareowner support services, which are described more fully in the Statement of Additional Information, may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; providing information periodically to customers showing their positions in Retail Shares of the Funds; and providing sub-accounting with respect to Retail Shares beneficially owned by customers or the information necessary for sub-accounting. In addition, Shareowner Organizations under a Distribution and Service Agreement may provide the foregoing shareowner support services and may also provide assistance, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Retail Shares. For their services, Shareowner Organizations may be entitled to receive fees from the Fund at annual rates of up to 0.25% of the average daily net asset value of the Retail Shares covered by their agreements.

Under the terms of their agreements with Portico, Shareowner Organizations are required to provide a schedule of any fees that they may charge to their customers relating to the investment of their assets in Retail Shares covered by the agreements. Investors should read this Prospectus in light of such fee schedules and under the terms of their Shareowner Organization's agreement with Portico. In addition, investors should contact their Shareowner Organization with respect to the availability of shareowner services and the particular Shareowner Organization's procedures for purchasing and redeeming shares. It is the responsibility of Shareowner Organizations to transmit purchase and redemption orders and record those orders in customers' accounts on a timely basis in accordance with their agreements with customers. At the request of a Shareowner Organization, the transfer agent's charge of $12.00 for each payment made by wire of redemption proceeds may be billed directly to the Shareowner Organization.

The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. Accordingly, banks will be engaged under agreements with Portico only to perform the administrative and investor servicing functions described above, and will represent to Portico that in no event will the services provided by them under the agreements be primarily intended to result in the sale of Retail Shares.

Conflict-of-interest restrictions may apply to the receipt of compensation paid by Portico to a Shareowner Organization in connection with the investment of fiduciary funds in Retail Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into agreements with Portico.

Agreements that contemplate the provision of distribution services by Shareowner Organizations are governed by a Distribution and Service Plan (the "Plan") that has been adopted by Portico pursuant to Rule 12b-1 under the 1940 Act. In the case of the Fund, no payments are made to its Distributor under the Plan. However, payments to Shareowner Organizations, including affiliates of the Adviser, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.


Custodian, Transfer and Dividend Disbursing Agent, and Accounting Services Agent

Firstar Trust, an affiliate of the Adviser, provides custodial, transfer agency, dividend disbursing agency services and accounting services for the Fund. Total custodial, transfer agency dividend disbursing agency and accounting services fees paid to Firstar Trust for the first twelve months of the Fund's operations are expected to be approximately 0.21% of the Fund's average net assets. Additional information regarding the fees payable by the Fund to Firstar Trust for these services is provided in the Statement of Additional Information. Inquiries to the transfer agent may be sent to the following address: Firstar Trust Company, P.O. Box 3011, Milwaukee, WI 53201-3011.


EXPENSES

Operating expenses borne by the Fund include taxes, interest, fees and expenses of Directors and officers, Securities and Exchange Commission fees, state securities and qualification fees, advisory fees, administration fees, Shareowner Organization fees (Retail Shares only), charges of the custodian and transfer agent, dividend disbursing agent and accounting services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareowners, cost of shareowner reports and meetings and any extraordinary expenses. The Fund also pays any brokerage fees, commissions and other transactions charges (if any) incurred in connection with the purchase or sale of portfolio securities.


INVESTMENT LIMITATIONS

Except for the limitations detailed below, the investment objective and policies of the Fund described in this Prospectus are not fundamental and may be changed by the Board of Directors without the affirmative vote of the holders of a majority of the Fund's outstanding shares. If there is a change in the Fund's investment objective, shareowners should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The following descriptions summarize several of the Fund's fundamental investment limitations which are set forth in full in the Statement of Additional Information.

The Fund May Not:

1. Purchase securities of any one issuer (other than U.S. Government securities) if more than 5% of the value of its total assets will be invested in the securities of such issuer, except that up to 25% of the value of a Fund's total assets may be invested without regard to this 5% limitation.

2. Subject to the foregoing 25% exception, purchase more than 10% of the outstanding voting securities of any issuer.

3. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

4. Borrow money or enter into reverse repurchase agreements except for temporary purposes in amounts up to 10% of the value of the total assets at the time of such borrowing, or mortgage, pledge or hypothecate any assets except in connection with such borrowings. Whenever borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets, the Fund will not make any investments.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation. If due to market fluctuations or other reasons the amount of borrowings or reverse repurchase agreements exceed the 10% limit stated above, the Fund will promptly reduce such amount.


TAXES

Federal

Portico's management intends that the Fund will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code.") Such qualification generally will relieve the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.

The Fund contemplates declaring as dividends each year at least 90% of its investment company taxable income.

Any dividend or distribution out of "net capital gain" (the excess of the Fund's net long-term capital gain over its net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxable to a shareowner of the Fund as long-term capital gain or mid-term capital gain, as the case may be, regardless of how long the shareowner has held shares of the Fund. All other distributions, to the extent that they are taxable, are taxed to shareowners as ordinary income.

The Fund will notify its shareholders annually as to the tax status of dividend and capital gains distributions paid by the Fund. A sale or redemption of shares of the Fund is a taxable event and may result in a capital gain or loss. Dividend distributions, capital gains distributions and capital gains or losses from redemptions may be subject to state and local taxes.

Before purchasing Fund shares, the impact of dividend or capital gain distributions which are expected to be declared or have been declared but not paid, should be carefully considered. Any dividend or distribution paid by the Fund shortly after the purchase of shares of the Fund will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. Such dividends or distributions, although in effect a return of capital to shareowners, are subject to income taxes.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends or gross proceeds paid to any shareowner (i) who has provided either an incorrect Social Security or Taxpayer Identification Number or no number at all, (ii) who is subject to withholding by the Internal Revenue Service for failure to properly include on his return payments of interest or dividends or (iii) who has failed, when required to do so, to certify that he or she is not subject to backup withholding. The Fund generally will also withhold and remit to the U.S. Treasury 10% of all distributions from individual retirement accounts (including simplified employee plans) to any investor unless the transfer agent receives a written request not to withhold federal income tax from the investor prior to the distribution date; withholding on distributions from other types of Retirement Plans may be mandatory and may be at a higher rate.

A taxable gain or loss may be realized by a shareowner upon a redemption, transfer or exchange of Fund shares, depending on the tax basis of the shares and their price at the time of such disposition.

Generally, a shareowner may include sales charges incurred upon the purchase of Retail Shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of shares. However, if the shareowner effects an exchange of such shares for Retail Shares of another fund of the Company within 90 days of the purchase and is able to reduce the sales charge applicable to the new shares (by virtue of the Company's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareowner's exchanged shares, but may be included (subject to the limitation) in the tax basis of the new shares. If a shareowner held shares for six months or less, any loss realized by the shareowner will be treated as long-term loss to the extent of any long-term capital distribution received.

The foregoing is only a brief summary of some of the important federal income tax considerations generally affecting the Fund and its shareowners, and is not intended as a substitute for careful tax planning and is based on tax laws and regulations which are in effect on the date of this Prospectus. Such laws and regulations may be changed by legislative or administrative action. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation. Shareowners will be advised at least annually as to the federal income tax consequences of dividends and distributions made each year.

State and Local

Investors are advised to consult their tax advisers concerning the application of state and local tax laws, which may have different consequences from those of the federal income tax law described above.


DESCRIPTION OF SHARES

The Company was incorporated under the laws of the State of Wisconsin on February 15, 1988 and is registered with the SEC as an open-end management company. The Articles of Incorporation authorize the Board of Directors to issue up to 150 billion full and fractional shares of common stock, $.0001 par value per share. The Company currently has 18 classes representing interests in 18 existing investment portfolios. Each class of the Funds is currently divided into two separate series, a Retail and Institutional Series representing interests in the same Fund. Of these authorized shares, 100 million shares have been classified for each of the Retail and Institutional Series discussed in this Prospectus.

Shares of each series bear their pro rata portion of all operating expenses paid by the Fund, except certain payments of up to 0.25% of the average daily net assets of the Retail Shares under the Fund's Distribution and Service Plan and Shareowner Servicing Plan applicable only to Retail Series Shares. In addition, Retail Shares, subject to certain exceptions described under Purchase of Shares above, are sold with a maximum sales charge of 4.00% with respect to the Company's equity funds and 2.00% with respect to the Company's fixed income funds. Institutional Shares are sold without a sales charge. The differences in expenses and sales charges will affect the performance of Institutional and Retail Shares. Institutional Shares are only available to (i) trust, agency or custodial accounts opened through trust companies or trust departments affiliated with Firstar Corporation; (ii) all employer-sponsored qualified retirement plans; and (iii) clients of the Adviser. Retail Shares are available to any investor who does not fall within the three preceding categories.
Portico Funds offer various services and privileges in connection with Retail Shares that are not offered in connection with the Institutional Shares, including a Periodic Investment Plan, ConvertiFunda, and Systematic Withdrawal Plan. A salesperson and any other person or Shareowner Organization entitled to receive compensation for selling or servicing shares may receive different compensation with respect to different series of shares.

For information regarding the other funds and series, contact Portico Investor Services at 1-800-982-8909 or 414-287-3710 (Milwaukee area) or your Shareowner Organization.

Portico does not presently intend to hold annual meetings of shareowners except as required by the 1940 Act or other applicable law. Portico will call a meeting of shareowners for the purpose of voting upon the question of removal of a member of the Board of Directors upon written request of shareowners owning at least 10% of the outstanding shares of Portico that are entitled to vote. To the extent required by law, Portico will assist in shareowner communication in such matters.

Shareowners of each class of Portico Funds are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund except where otherwise required by law. It is contemplated that shareowners of the Fund will vote separately on matters relating to its investment advisory agreement and any changes in its fundamental investment limitations. On any matter submitted to the vote of shareowners which only pertains to agreements, liabilities or expenses applicable to the Retail Shares but not the Institutional Shares of the Fund, only the Retail Shares will be entitled to vote. Shares of Portico have noncumulative voting rights and, accordingly, the owners of more than 50% of Portico's outstanding shares (irrespective of Fund) may elect all of the Directors. As of September 30, 1997, the Adviser and its affiliates held, on behalf of their underlying accounts, approximately 73% of Portico's shares that were outstanding on that date.

Each Retail and Institutional Share of the Fund represents an equal proportionate interest with other shares of the same series in the Fund, and is entitled to such dividends and distributions earned on its assets as are declared at the discretion of the Board of Directors. Shares of the Fund do not have preemptive rights. The Fund is classified as a diversified company under the 1940 Act.


NET ASSET VALUE AND DAYS OF OPERATION

The net asset value of each series of the Fund for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the Exchange, currently, 3:00 p.m. Central Time, on each day the Exchange is open for trading. As a result, shares of the Fund will not be priced on the days which the Exchange observes: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Retail and Institutional Share is calculated by dividing the value of all securities and other assets owned by the Fund that are allocated to Retail or Institutional Shares, respectively, less the liabilities charged to the particular series by the number of the Fund's outstanding Shares of that series.

Securities which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Directors. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Restricted securities, securities for which market quotations are not readily available and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value.

The Fund's securities may be valued based on valuations provided by an independent pricing service. These valuations are reviewed by the Adviser. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the security by a method that the Board of Directors believes will determine a fair value. Any pricing service used may employ electronic data processing techniques, including a "matrix" system, to determine valuations.

Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. Foreign securities held by the Fund may trade in their local markets on days the Fund is closed, and the Fund's net asset value may, therefore, change on days when investors may not purchase or redeem shares.

PERFORMANCE CALCULATIONS

From time to time, total return data for Retail or Institutional Shares of the Fund may be quoted in advertisements or in communications to shareowners. The total return of the Fund's Retail or Institutional Shares will be calculated on an average annual (compound) total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Retail or Institutional shares of the Fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gain distributions made by the Retail and Institutional Shares of the Fund during the period are reinvested in Retail and Institutional Shares of the Fund, respectively, and that, for Retail Shares, the maximum sales charge during the period has been deducted from the investment at the time of purchase.

The Fund may advertise total return data for Retail Shares of the Fund without reflecting the sales charge if it is accompanied, in accordance with the rules of the Securities and Exchange Commission, by average annual total return data reflecting the maximum sales charge. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

The total return of the Fund's Retail and Institutional Shares may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Fund's Retail and Institutional Shares may be compared to data prepared by Lipper Analytical Services, Inc. In addition, the total return of the Fund's Retail and Institutional Shares may be compared to the S&P 500 Index; the S&P MidCap 400 Index; the S&P SmallCap 600 Index; the NASDAQ Composite Index, an index of unmanaged groups of common stocks of domestic companies that are quoted on the National Association of Securities Quotation System; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange; the Wilshire Top 750 Index, an index of all domestic equity issues which are traded over the national exchanges (consists of approximately 5,000 issues); the Value Line Composite Index, an unmanaged index of nearly 1,700 stocks reviewed in Ratings & Reports; Lehman Brothers Intermediate Government/Corporate Bond Index; and the Consumer Price Index. Total return data as reported in national financial publications, such as Money Magazine, Forbes, Barron's, Morningstar Mutual Funds, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund.

Performance quotations represent past performance, and should not be considered as representative of future results. The investment return and principal value of an investment in the Fund's Retail and Institutional Shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for the Fund cannot necessarily be used to compare an investment in the Fund's Retail and Institutional Shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance is generally a function of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by Shareowner Organizations directly to their customer accounts in connection with investments in the Fund will not be included in the Fund's calculations of total return and will reduce the total return received by the accounts. The methods used to compute total return are described in more detail in the Statement of Additional Information.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

TO OPEN AN ACCOUNT OR REQUEST INFORMATION
1-800-982-8909
1-414-287-3710

FOR ACCOUNT BALANCES AND INVESTOR SERVICES
1-800-228-1024
1-414-287-3808

PORTICO INVESTOR SERVICES
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011



xxxxx

                                PORTICO FUNDS, INC.
                        Statement of Additional Information
                                      for the
                               Balanced Income Fund

                                 November 1, 1997

                                 TABLE OF CONTENTS
                                                                   Page
                                                                   ----
   Portico Funds ................................................    2
   Investment Objective and Policies ............................    2
   Net Asset Value ..............................................   16
   Additional Purchase and Redemption Information ...............   16
   Description of Shares ........................................   20
   Additional Information Concerning Taxes ......................   22
   Management of the Company ....................................   23
   Custodian, Transfer Agent and Accounting Services Agent ......   29
   Independent Accountants ......................................   30
   Counsel ......................................................   30
   Additional Information on Performance  .......................   30
   Miscellaneous ................................................   32
   Appendix A ...................................................  A-1
   Appendix B ...................................................  B-1

               This Statement of Additional Information is meant to be read in conjunction with the Portico Fund Prospectus dated November 1, 1997, for the Retail and Institutional Shares of the Balanced Income Fund (the "Fund") and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of this Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund may be obtained by writing Portico Investor Services at 615 East Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin 53202-3011, or by calling 1-800-982-8909 or 414-
   287-3710 (Milwaukee area). Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

   SHARES OF THE FUND ARE NOT BANK DEPOSITS, AND ARE NEITHER ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF, NOR OTHERWISE SUPPORTED BY THE FDIC, THE FEDERAL RESERVE BOARD, FIRSTAR INVESTMENT RESEARCH & MANAGEMENT COMPANY, LLC, FIRSTAR TRUST COMPANY, FIRSTAR CORPORATION, ITS AFFILIATES OR ANY OTHER BANK, OR OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE PORTICO FUNDS INVOLVES RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



                                 PORTICO FUNDS

          Portico Funds, Inc. (the "Company") is a Wisconsin corporation which was incorporated on February 15, 1988 as a management investment company. The Company is authorized to issue separate classes of shares of Common Stock representing interests in separate investment portfolios. Each class for the Funds is currently divided into two series, a retail and institutional series. This Statement of Additional Information pertains to Retail Series and Institutional Series Shares of the Balanced Income Fund. The Company also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact Portico Investor Services at 1-800-982-8909 or write to 615 East Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin 53202-3011.

                       INVESTMENT OBJECTIVE AND POLICIES

          The investment objective of the Balanced Income Fund is to seek current income and the preservation of capital through investment in a balanced
portfolio of dividend paying equity and fixed income securities.   There is no
assurance, however, that the Fund's investment objective will in fact be attained. The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus.

Portfolio Transactions

          Subject to the general supervision of the Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

          The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.
 Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Unlike transactions on U.S. stock exchanges which involve the payment of negotiated brokerage commissions, transactions in foreign securities generally involve the payment of fixed brokerage commissions which are generally higher than those in the United States.

          Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

          Fixed income securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser in its sole discretion, believes such practice to be in the Fund's interests.

          The Advisory Agreement between the Company and the Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Adviser to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

          Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Fund. The Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser and the Distributor or an affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor or its Adviser, or an affiliated person of any of them, is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC").

          Investment decisions for the Fund are made independently from those for other investment companies and accounts advised or managed by its Adviser. Such other investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

          From time to time the Fund may hold securities of its regular brokers or dealers (as defined under the 1940 Act) or their parents.


Additional Information On Portfolio Instruments

          Ratings. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

          The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

          Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. For a more detailed description of ratings, see Appendix A to the Statement of Additional Information.

          Securities Lending. Although the Fund does not intend to during the current fiscal year, it may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under "Money Market Instruments," or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

          Securities lending arrangements with broker/dealers require that the loans be secured by collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, the Fund will maintain such value by the daily marking-to-market of the collateral.

          Money Market Instruments. As described in the Prospectus, the Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Adviser determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the Fund's total assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

          Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality rated instruments that may be acquired by the Fund as previously described.

          The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund will invest in variable amount master notes only when the Adviser deems the investment to involve minimal credit risk.

          Repurchase Agreements. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.

          Reverse Repurchase Agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase.

          Investment Companies. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

          The Fund may invest from time to time in securities issued by other investment companies which invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. As a shareowner of another investment company, the Fund would bear, along with other shareowners, its pro rata portion of the other investment company's expenses, including advisory fees and such fees and other expenses will be borne indirectly by the Fund's shareowners. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

          U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

          Bank Obligations. For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks (similar to those discussed below under "Foreign Securities and American Depository Receipts") that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Other Investment Considerations

          The Balanced Income Fund maintains a long-term investment horizon with respect to investments in equity securities. However, when a company's growth in earnings and valuation results in price appreciation that reaches a level which meets the Fund's established return objective, the stock is normally sold.
 Holdings are also sold if there has been significant deterioration in the underlying fundamentals of the securities involved since their acquisition.
Sale proceeds are either re-invested in money market instruments or in other securities which meet the Fund's investment criteria.

          The increase or decrease of cash equivalents in the Fund is primarily the residual effect of the research process. The portion of the Fund invested in cash equivalents tends to rise when the pool of acceptable securities is limited and tends to fall when the Fund's valuation screening process identifies a large number of attractive securities. Short-term forecasts for the economy and financial markets are not an important determinant of the level of cash equivalents in the Fund. As stated in the Prospectus, however, under normal market conditions the Fund may hold money market instruments or cash, pending investment to meet anticipated redemptions or if in the opinion of the Adviser other suitable securities are unavailable. The Fund does not attempt to "time" the securities market.

          When-Issued Purchases, Delayed Delivery and Forward Commitments. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

          The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

          When the Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

          Mortgage-Backed and Asset-Backed Securities. The Balanced Income Fund may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities") that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          As stated in the Prospectus for the Balanced Income Fund, mortgage-backed securities such as CMOs may be purchased. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose the Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

          The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.

          In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.




          Variable Rate Medium Term Notes. The Fund may purchase variable rate medium term notes which provide for periodic adjustments in the interest rates.
 The adjustments in interest rates reflect changes in an index (i.e., the Lehman Brothers Intermediate Government/Corporate Bond Index).



Other Portfolio Information
          Options Trading. As stated in the Fund's Prospectus, the Fund may purchase put and call options. Option purchases by the Fund will not exceed 5% of its net assets. Such options may relate to particular securities or to various indices. This is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

          A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          The Fund may also sell covered call options listed on a national securities exchange. Such options may relate to particular securities or to various indices. A call option on a security is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. A call option on an index is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

          The Fund's obligation under a covered call option written by it may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.
 The Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities. The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period. If a covered call option on a security is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

          Futures Contracts and Related Options The Adviser may determine that it would be in the interest of the Fund to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which it intends to purchase. For example, the Fund may enter into transactions involving an index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

          During the current fiscal year, the Fund intends to limit its transactions in futures contracts and related options so that not more than 5% of its net assets are at risk . In connection with a futures transaction, unless the transaction is covered in accordance with SEC positions, the Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid high grade debt securities equal to the entire amount at risk (less margin deposits) on a continuous basis. For a more detailed description of futures contracts and related options, including a discussion of the limitations imposed by federal tax law, see Appendix B to the Statement of Additional Information.

          Foreign Securities and American Depository Receipts ("ADRs"). In addition to investing directly in foreign securities the Fund may also invest in sponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities and ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

          Zero Coupon Bonds. Zero coupon obligations have greater price volatility than coupon obligations and will not result in the payment of interest until maturity, provided that the Fund will purchase such zero coupon obligations only if the likely relative greater price volatility of such zero coupon obligations is not inconsistent with the Fund's investment objective. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareowners. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

     Convertible Securities. The Fund may hold convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     As described in its Prospectus, the Fund may invest a portion of its assets in convertible securities that are rated below investment grade.

     Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


Investment Limitations

          The Fund is subject to the investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous" below).

     The Fund may not:

     1. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

     2. Purchase securities of companies for the purpose of exercising control.

     3. Purchase or sell real estate except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

     4. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

     5. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, indices of securities, futures contracts and options on futures contracts.

     7. Purchase securities on margin, make short sales of securities or maintain a short position except that (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, and
(b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     8. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.
In addition, as summarized in the Prospectus, the Fund may not:

     9. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or Portico Funds, Inc. ("the Company"), except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

     10. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that, (a) there is no limitation with respect to instruments issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements secured by such instruments; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     11. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of the total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. Securities held in escrow or separate accounts in connection with the Fund's investment practices described in this Statement of Additional Information or in the Prospectus are not deemed to be pledged for purposes of this limitation.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation. If due to market fluctuations or other reasons the amount of borrowings and reverse repurchase agreements exceed the 10% limit stated above, the Fund will promptly reduce such amount. As a matter of fundamental policy, the Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.




                                NET ASSET VALUE

          The net asset value per share of the Fund is calculated separately for the Institutional Series and Retail Series by adding the value of all portfolio securities and other assets belonging to the Fund that are allocable to a particular series, subtracting the liabilities charged to that series, and dividing the result by the number of outstanding shares of that series. Assets belonging to the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. The liabilities that are charged to the Fund are borne by each share of the Fund, except for certain payments under the Fund's Distribution and Service Plan and Shareowner Servicing Plan applicable only to Retail Shares. Subject to the provisions of the Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

          The value of the Fund's portfolio securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities trading in over-the-counter markets in European and Pacific Basin countries is normally completed well before 3:00 P.M. Central Time. In addition, European and Pacific Basin securities trading may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which net asset value of the Fund is not calculated. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 P.M. Central Time, and at other times, may not be reflected in the calculation of net asset value of the Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Computation of Offering Price of the Funds. An illustration of the computation of the initial offering price per share of the Retail Shares of the Balanced Income Fund, follows:

Net Assets                                       $ 9.60
Numbers of Shares Outstanding                         1

Net Asset Value Per Share                        $ 9.60
Sales Charge, 4.00% of Offering Price            $  .40
 (4.16% of net asset value per share)            ------

Public Offering Price                            $10.00

          Retail Shares are sold with a front-end sales charge. A front-end sales charge will not be imposed on reinvested dividends or distributions. Likewise, there is no front-end sales charge (provided the status of the investment is explained at the time of investment) on purchases of Retail Shares if (a) you were a Portico shareowner as of January 1, 1995 and have continuously maintained a shareowner account with the Company; (b) you make any purchase within 60 days of a redemption of Portico Institutional Shares, (c) you are an employee, director or retiree of Firstar Corporation or its affiliates or of Portico; (d) you maintain a personal trust account with an affiliate of Firstar Corporation at the time of purchase; (e) you make any purchase within 60 days of a termination of a personal trust account with an affiliate of Firstar Corporation; (f) you make any purchase for your medical savings account for which an affiliate of Firstar Corporation serves in a custodial capacity; (g) you make any purchase for your individual retirement account; (h) you make any purchase within 60 days of a redemption of a mutual fund on which you paid an initial sales charge or a contingent deferred sales charge; (i) you are a registered investment adviser that has entered into an agreement with the Distributor to purchase shares for your own account or for discretionary client accounts; (j) you are a spouse, parent or child of an individual who falls within the preceding categories (a) or (d) above; or (k) you are a spouse, parent, sibling or child of an individual who falls within the preceding category (c) above. These exemptions to the imposition of a front-end sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

          Shareowner Organizations or Institutions may be paid by the Fund for advertising, distribution or shareowner services. Depending on the terms of the particular account, Shareowner Organizations or Institutions also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareowner Organizations or Institutions are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.
          Shares of the Fund for which a redemption order is received in proper form by the transfer agent or Firstar Investment Services, Inc. ("FIS"), before the close of the Exchange (currently 3:00 p.m. Central Time) on a business day will be redeemed as of the determination of net asset value on that day. Orders for a redemption received on a business day after the close of the Exchange or on a non-business day will be priced as of the determination of net asset value on the next day on which shares of the particular Fund are priced. If a shareowner requests that redemption proceeds be paid by federal funds wire, the proceeds will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System.

          Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Fund may also suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          The Company's Articles of Incorporation permit the Fund to redeem an account involuntarily, upon sixty days' notice, if redemptions cause the account's net asset value to remain at $1,000.

          In addition to the situations described in the Fund's Prospectus under "Redemption of Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareowner to make full payment for shares purchased by the shareowner or to collect any charge relating to a transaction effected for the benefit of a shareowner which is applicable to Fund shares as provided in the Prospectus from time to time.

          Exchange Privilege. By use of the exchange privilege, shareowners authorize the transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the shareowner or in some cases, the shareowner's registered representative of record, and believed by the transfer agent to be genuine. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareowners.

Exchange transactions as described in paragraphs A, B, and C below will be made on the basis of the relative net asset values per share of the Funds involved in the transaction.

     A. Retail Shares of any Fund purchased with a sales charge may be exchanged without a sales charge for Retail Shares of any other Fund offered by the Company with a sales charge.

     B. Shares of any Fund offered by the Company acquired by a previous exchange transaction involving Retail Shares on which a sales charge has directly or indirectly been paid (e.g. shares purchased with a sales charge or issued in connection with an exchange involving shares that had been purchased with a sales charge) as well as additional Shares acquired through reinvestment of dividends or distributions on such Shares may be exchanged without a sales charge for Retail Shares of any other Fund offered by the Company with a sales charge. To accomplish an exchange under the provisions of this paragraph, investors must notify the transfer agent of their prior ownership of Retail Shares and their account number.

     C. Shares of any Fund offered by the Company may be exchanged without a sales charge for Shares of any other Fund of the Company that is offered without a sales charge.

     Except as stated above, a sales charge will be imposed when Shares of a Fund that were purchased or otherwise acquired without a sales charge are redeemed and the proceeds are used to purchase Retail Shares of another Fund of the Company with a sales charge.

     Shares in a Fund from which the shareowner is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareowner is investing will be purchased at the net asset value per share next determined (plus any applicable sales charge) after acceptance of the request by the Company in accordance with the policies for accepting investments. Exchanges of Shares will be available only in states where they may legally be made.

          For federal income tax purposes, share exchanges are treated as sales on which the shareowner may realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Investors exercising the exchange privilege should request and review the Prospectus for the shares to be acquired in the exchange prior to making an exchange.

Additional Information Regarding Shareowner Services for Retail Shares

          The Retail Shares of the Fund offer a Periodic Investment Plan whereby a shareowner may automatically make purchases of shares of the Fund on a regular, monthly basis ($50 minimum per transaction). Under the Periodic Investment Plan, a shareowner's designated bank or other financial institution debits a preauthorized amount on the shareowner's account each month and applies the amount to the purchase of Retail Shares. The Periodic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Fund for participation in the Periodic Investment Plan. A $20 fee will be imposed by the transfer agent if sufficient funds are not available in the shareowner's account or the shareowner's account has been closed at the time of the automatic transaction.

          The Periodic Investment Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Retail Shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more Retail Shares to be purchased during periods of lower Retail Share prices and fewer Retail Shares to be purchased during periods of higher Retail Share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Retail Shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Retail Shares at a price which is lower than their purchase price. An investor may want to consider his financial ability to continue purchases through periods of low price levels.

          The Retail Shares of the Fund permits shareowners to effect ConvertiFundR transactions, an automated method by which a Retail shareowner may invest proceeds from one account to another account of the Retail Shares of the Portico family of funds. Such proceeds include dividend distributions, capital gain distributions and systematic withdrawals. ConvertiFundR transactions may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account.

          The Retail Shares of the Fund offers shareowners a Systematic Withdrawal Plan, which allows a shareowner who owns shares of a Fund worth at least $15,000 at current net asset value at the time the shareowner initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareowner or as otherwise directed at regular intervals. Purchase of additional shares concurrently with withdrawals will be disadvantageous because of the sales charge involved in the additional purchases.

Special Procedures for In-Kind Payments

          Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact Investor Services at 414-287-3710. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

                             DESCRIPTION OF SHARES

          The Company's Articles of Incorporation authorize the Board of Directors to issue up to 150,000,000,000 full and fractional shares of common stock, $.0001 par value per share, divided into thirty classes (each, a "Class" or "Fund"). Each Class is divided into two series designated as Institutional Series and Series A/Retail Series (each, a "Series") and, in the case of the Fund, consists of the number of shares set forth in the table below:




Class-Series of   Fund in which Stock      Number of Authorized
Common Stock      Represents Interest      Shares in Each Series
--------------    -------------------      ---------------------
17-Institutional    Balanced Income             100 Million
17-A/Retail                                     100 Million

          The Board of Directors has also authorized the issuance of Classes 1 through 16 and Class 18 common stock representing interests in seventeen other separate investment portfolios which are described in separate Statements of Additional Information. The remaining authorized shares are classified into twelve additional classes representing interests in other potential future investment portfolios of the Company. The Directors may similarly classify or reclassify any particular class of shares into one or more additional series.

          In the event of a liquidation or dissolution of the Company or the Fund, shareowners of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative assets of the Company's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Subject to the allocation of certain costs, expenses, charges and reserves attributed to the operation of a particular series as described in the Fund's Prospectus, shareowners of the Fund are entitled to participate equally in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund that are held by each shareowner.

          Shareowners of the Fund, as well as those of any other investment portfolio offered by the Company, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareowners of a particular class or a particular series within a class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the shareowners of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareowners of the Company voting together in the aggregate without regard to particular portfolios. Similarly, on any matter submitted to the vote of shareowners which only pertains to agreements, liabilities or expenses applicable to one series of the Fund (such as the Distribution and Service Plan applicable to Retail Shares) but not the other series of the Fund, only the affected series will be entitled to vote.

          When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, shares of the Fund will be fully paid and non-assessable by the Company, except as provided in Section 180.0622(2)(b) of the Wisconsin Business Corporation Law, as amended, which in general provides for personal liability on the part of a corporation's shareowners for unpaid wages of employees. The Company does not intend to have any employees and, to that extent, the foregoing statute will be inapplicable to holders of Fund shares and will not have a material effect on the Company.

          The Articles of Incorporation authorize the Board of Directors, without shareowner approval (unless otherwise required by applicable law), to:
(a) sell and convey the assets belonging to a series of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a series of shares into money and, in connection therewith, to cause all outstanding shares of such series to be redeemed at their net asset value; or (c) combine the assets belonging to a series of shares with the assets belonging to one or more other series of shares if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareowners of any series participating in such combination and, in connection therewith, to cause all outstanding shares of any such series to be redeemed or converted into shares of another series of shares at their net asset value.

                    ADDITIONAL INFORMATION CONCERNING TAXES

          The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareowners that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareowners, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income with respect to each calendar year to avoid liability for this excise tax.

          The Fund is treated as a separate tax entity under the Code. Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of the Company's activities in states and localities, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Fund and its shareowners under such laws may differ from their treatment under federal income tax laws.

          If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareowners). In such event, dividend distributions would be taxable as ordinary income to shareowners to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareowners.

          The Fund will designate any distribution out of the excess of net long-term capital gain over net short-term capital loss and out of the portion of such net capital gain that constitutes mid-term capital gains as a capital gain dividend in a written notice mailed to shareowners within 60 days after the close of the Fund's taxable year.

          Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

          The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


                           MANAGEMENT OF THE COMPANY

Directors and Officers
          The Directors and Officers of the Company, their addresses, principal occupations during the past five years and other affiliations are as follows:

                   Position      Principal Occupations During
Name, Address &    with the      Past 5 Years and Other
Age                Company       Affiliations
----------------   ----------    ----------------------------

Steven R. Parish   President     Executive Vice President of
W290 N3967 Dry     and           Trust and Investments ,
Creek Ct.          Treasurer     Firstar Corporation since
Pewaukee, WI                     1996, Vice President and
53072                            Portfolio Manager, FIRMCO
Age: 39                          1991-1994.

James M. Wade      Chairman of   Vice President and Chief
2802 Wind Bluff    the Board     Financial Officer, Johnson
Circle                           Controls, Inc. (a controls
Wilmington, NC                   manufacturing company)
28409                            January 1987 May 1991.
Age: 53

Glen R. Bomberger  Director      Executive Vice President,
One Park Plaza                   Chief Financial Officer and
11270 West Park                  Director, A.O. Smith
Place                            Corporation (a diversified
Milwaukee, WI                    manufacturing company) since
53224-3690                       January 1987.  Director of
Age: 59                          companies affiliated with A.O.
                                 Smith Corporation; Chief
                                 Financial Officer, Director
                                 and Vice President, Smith
                                 Investment Company; Officer
                                 and Director of companies
                                 affiliated with Smith
                                 Investment Company.

Jerry G. Remmel    Director      Vice President, Treasurer and
16650A Lake Circle               Chief Financial Officer of
Brookfield, WI                   Wisconsin Energy Corporation
53005                            1994-1996; Treasurer of
Age: 65                          Wisconsin Electric Power
                                 Company 1973-1996; Director of
                                 Wisconsin Electric Power
                                 Company 1989-1996; Senior Vice
                                 President, Wisconsin Electric
                                 Power Company 1988 - 1994;
                                 Chief Financial Officer,
                                 Wisconsin Electric Power
                                 Company 1983-1996; Vice
                                 President and Treasurer,
                                 Wisconsin Electric Power
                                 Company, 1983 - 1989.

Richard K.         Director      President, Chief Executive
Riederer                         Officer, and Chief Operating
400 Three Springs                Officer of Weirton Steel since
Drive                            1995, Executive Vice President
Weirton, WV                      and Chief Financial Officer,
26062-4989                       Weirton Steel January 1994 -
Age: 52                          1995; Vice President of
                                 Finance and Chief Financial
                                 Officer, Weirton Steel January
                                 1989-1994; Member - Board of
                                 Directors of American Iron and
                                 Steel Institute 1995; Member -
                                 Board of Directors, National
                                 Association of Manufacturers
                                 since 1995.

Charles R. Roy*    Director      Vice President - Finance,
14245 Heatherwood                Chief Financial Officer and
Court                            Secretary, Rexnord Corporation
Elm Grove, WI                    (an equipment manufacturing
53122                            company), 1988 - 1992; Vice
Age: 66                          President - Finance and
                                 Administration, Rexnord Inc.,
                                 1982 - 1988; Officer and
                                 Director of several Rexnord
                                 subsidiaries until 1992.

Mary Ellen Stanek  Vice          President and Chief Operating
777 E. Wisconsin   President     Officer, FIRMCO since 1994,
Avenue,                          Director since 1992 and
Suite 800                        Director Fixed Income
Milwaukee, WI                    Securities of FIRMCO since
53202                            1990.
Age: 40




W. Bruce McConnel, Secretary     Partner of the law firm of
  III                            Drinker Biddle & Reath LLP.
Philadelphia
National Bank
Building
1345 Chestnut
Street
Philadelphia, PA
19107
Age: 53

* Messrs. Parish and Roy are considered by the Company to be "interested directors" of the Company as defined in the 1940 Act.


     The following chart provides certain information about the Director fees for the year ended October 31, 1996 of the Company's Directors.


                                                               TOTAL
                               PENSION OR                  COMPENSATION
                               RETIREMENT     ESTIMATED        FROM
                   AGGREGATE    BENEFITS       ANNUAL        COMPANY
                 COMPENSATION  ACCRUED AS     BENEFITS       AND FUND
NAME OF            FROM THE   PART OF FUND      UPON      COMPLEX* PAID
PERSON/POSITION     COMPANY     EXPENSES      RETIREMENT     DIRECTORS
---------------     -------     --------      ----------     ---------

James M. Wade       $15,000        $0             $0          $15,000

Chairman of
  the Board

Glen R. Bombeger    $12,000+       $0             $0          $12,000
  Director

Jerry G. Remmel     $12,000        $0             $0          $12,000
  Director

Richard K. Riederer $12,000        $0             $0          $12,000
  Director

Charles R. Roy      $12,000        $0             $0          $12,000
  Director

     *The "Fund Complex" includes only the Company.
     +Includes $12,000 which Mr. Bomberger elected to defer under the Company's deferred compensation plan.

          Each Director receives an annual fee of $10,000, a $1,000 per meeting attendance fee and reimbursement of expenses incurred as a Director. The Chairman of the Board is entitled to receive an additional $3,500 per annum for services in such capacity. For the fiscal year ended October 31, 1996, the Directors and Officers received aggregate fees and reimbursed expenses of $63,000. Mr. Parish and Ms. Stanek receive no fees from the Company for their services as President and Vice President, respectively, although FIRMCO, of which Ms. Stanek is President, receives fees from the Company for advisory services. FIRMCO is a wholly owned subsidiary of Firstar Corporation, of which Mr. Parish is Executive Vice President. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of the Fund.

Advisory Services

          FIRMCO is the Investment Adviser to the Fund. In its Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds. The Adviser may voluntarily waive advisory fees otherwise payable by the fund.

          In addition to the compensation stated in the prospectus, the Adviser is entitled to 4/10ths of the gross income earned by the Fund on each loan of its securities, excluding capital gains or losses, if any. Pursuant to current policy of the Securities and Exchange Commission, the Adviser does not intend to receive separate compensation for securities lending activity.

          Under its Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

     Banking Laws and Regulations. Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, presently (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent and upon order of a customer. In 1971, the United States Supreme Court held in Investment Company Institute vs. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act"), or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but did not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. FIRMCO and Firstar Trust Company are subject to such banking laws and regulations.

          FIRMCO and Firstar Trust Company believe that they may perform the services for the Fund contemplated by their respective agreements with the Company without violation of the Glass-Steagall Act or other applicable banking laws or regulations. These companies further believe that, if the question were properly presented, a court should hold that these companies may each perform such activities without violation of the Glass-Steagall Act or other applicable banking laws and or regulations. It should be noted, however, there have been no cases deciding whether banks and their affiliates may perform services comparable to those performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent such companies from continuing to perform such services for the Fund. If the companies were prohibited from continuing to perform advisory, accounting, shareowner servicing and custody services for the Fund, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory agreement would be subject to shareowner approval.

          Shares of the Fund are not bank deposits, are neither endorsed by, insured by, or guaranteed by, obligations of, nor otherwise supported by the FDIC, the Federal Reserve Board, Firstar Trust Company or FIRMCO, their affiliates or any other bank, or any other governmental agency. An investment in the Fund involves risks including possible loss of principal.

Administration and Distribution Services

          Firstar Trust Company ("Firstar")  and B. C. Ziegler and Company
("Ziegler") serve as the Co-Administrators.   Under the Co-Administration
Agreement, the following administrative services will be provided jointly by the Co-Administrators: assist in maintaining office facilities; furnish clerical services and stationery and office supplies; monitor the Company's arrangements with respect to services provided by Shareowner Organizations and Institutions; and generally assist in the Funds' operations. The following administrative services will be provided by Ziegler: review and comment upon the registration statement and amendments thereto prepared by Firstar or counsel to the Company, as requested by Firstar; review and comment upon sales literature and advertising relating to the Company, as requested by Firstar; assist in the administration of the marketing budget; periodically review Blue Sky registration and sales reports for the Funds; attend meetings of the Board of Directors, as requested by the Board of Directors of the Funds; and such other services as may be requested in writing and expressly agreed to by Ziegler. The following administrative services will be provided by Firstar: compile data for and prepare with respect to the Fund timely Notices to the Securities and Exchange Commission required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports on Form N-SAR; coordinate execution and filing by the Company of all federal and state tax returns and required tax filings other than those required to be made by the Company's custodian and transfer agent; prepare compliance filings and Blue Sky registrations pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Company with the Company's preparation of Annual and Semi-Annual Reports to Fund shareowners and Registration Statements for the Funds; monitor the Fund's expense accruals and cause all appropriate expenses to be paid on proper authorization from the Fund; monitor the Fund's status as a regulated investment company under Subchapter M of the Code; maintain the Fund's fidelity bond as required by the 1940 Act; and monitor compliance with the policies and limitations of the Fund as set forth in the Prospectus, Statement of Additional Information, By-laws and Articles of Incorporation.

          Each of the Co-Administrators have agreed to pay all expenses incurred by it in connection with its administrative activities. Under the Co-Administration Agreement, the Co-Administrators are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Co-Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Co-Administrators in the performance of their respective duties or from their reckless disregard of their duties and obligations under the Agreement.

          The Distributor provides distribution services for the Fund as described in the Fund's Prospectus pursuant to a Distribution Agreement with the Fund under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor causes expenses to be paid for the cost of printing and distributing prospectuses to persons who are not shareowners of the Fund (excluding preparation and printing expenses necessary for the continued registration of the Fund's shares) and of printing and distributing all sales literature. The Distributor is not entitled to receive fees from the Fund for its distribution services.

Shareowner Organizations

          As stated in the Fund's Prospectus, for Retail Shares the Fund intends to enter into agreements from time to time with Shareowner Organizations providing for support and/or distribution services to customers of the Shareowner Organizations who are the beneficial owners of Retail Shares of the Fund. Under the agreements, the Fund may pay Shareowner Organizations up to 0.25% (on an annualized basis) of the average daily net asset value of Retail Shares beneficially owned by their customers. Support services provided by Shareowner Organizations under their Service Agreements or Distribution and Service Agreements may include: (i) processing dividend and distribution payments from the Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing sub-accounting with respect to shares beneficially owned by customers or the information necessary for sub-accounting;
(vi) forwarding shareowner communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and
(ix) other similar services requested by the Fund. In addition, Shareowner Organizations, under the Distribution and Service Plan, may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Retail Shares. All fees paid under these agreements are borne exclusively by the Fund's Retail Shares.

          The Fund's arrangements with Shareowner Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Directors. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Retail Shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Directors reviews, at least quarterly, a written report of the amounts expended in connection with the Fund's arrangements with Shareowner Organizations and the purposes for which the expenditures were made. In addition, the Fund's arrangements with Shareowner Organizations must be approved annually by a majority of the Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          The Fund believes that there is a reasonable likelihood that its arrangements with Shareowner Organizations will benefit the holders of Retail Shares as a way of allowing Shareowner Organizations to participate with the Fund in the provision of support and distribution services to customers of the Shareowner Organization who own Retail Shares. Any material amendment to the arrangements with Shareowner Organizations under the agreements must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to the Fund must be approved by the holders of a majority of the outstanding Retail Shares of the
Fund.   So long as the Plans are in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such disinterested Directors.

            CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES AGENT

          Firstar Trust Company serves as custodian of all the Fund's assets. Under the Custody Agreement, Firstar Trust Company has agreed to (i) maintain a separate account in the name of the Fund, (ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments, (iv) respond to correspondence from shareowners, security brokers and others relating to its duties and (v) make periodic reports to the Company concerning the Fund's operations. Firstar Trust Company may, at its own expense, open and maintain a custody account or accounts on behalf of the Fund with other banks or trust companies, provided that Firstar Trust Company shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. For its services as custodian, Firstar Trust Company is entitled to receive a fee, payable monthly, based on the annual rate of $0.20 per $1,000 of the market value of the Fund's first $2 billion of assets, $0.15 per $1,000 of the market value of the Fund's next $2 billion of assets, and $0.10 per $1,000 of the balance of such assets. In addition, Firstar Trust Company, as custodian, is entitled to certain charges for securities transactions and reimbursement for expenses.

          Firstar Trust also serves as transfer agent and dividend disbursing agent for the Fund under a Shareowner Servicing Agent Agreement. As transfer and dividend disbursing agent, Firstar Trust has agreed to (i) issue and redeem shares of the Fund, (ii) make dividend and other distributions to shareowners of the Fund, (iii) respond to correspondence by Fund shareowners and others relating to its duties, (iv) maintain shareowner accounts, and (v) make periodic reports to the Fund. For its transfer agency and dividend disbursing services for the Fund, Firstar Trust is entitled to receive fees at the rate of $15.00 per shareowner account with an annual minimum of $24,000 per portfolio, plus certain other transaction charges and reimbursement for expenses.

          In addition, the Fund has entered into a Fund Accounting Servicing Agreement with Firstar Trust Company pursuant to which Firstar Trust has agreed to maintain the financial accounts and records of the Fund in compliance with the 1940 Act and to provide other accounting services to the Fund. For its accounting services, Firstar Trust Company is entitled to receive fees, payable monthly, at the following annual rates of the market value of the Fund's assets:
  -- $27,500 on the first $40 million, 1.25/100th of 1% on the next $200 million, and 6.25/1000ths of 1% on the balance, plus out-of-pocket expenses, including pricing expenses.

                            INDEPENDENT ACCOUNTANTS

          Price Waterhouse LLP, independent accountants, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, 53202, serve as auditors for the Company.
                                    COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, serve as counsel to the Company and will pass upon the legality of the shares offered by the Fund's Prospectus.

                     ADDITIONAL INFORMATION ON PERFORMANCE

          From time to time, the total return of the Retail Shares and Institutional Shares of the Fund may be quoted in advertisements, shareowner reports or other communications to shareowners. Performance information is generally available by calling the Portico Investors Services at 1-800-982-8909.


Total Return Calculations.

          The Fund computes "average annual total return" separately for its Retail and Institutional Shares by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                  ERV      1/n
               T = [(-----) - 1]
                    P

          Where:         T =  average annual total return.
                      ERV =   ending redeemable value at the end of the period
                         covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =  hypothetical initial payment of $1,000.

                    n = period covered by the computation, expressed in terms of years.

          The Fund computes its aggregate total returns separately for Retail and Institutional Shares, by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. The formula for calculating aggregate total return is as follows:

                  ERV
               T = [(-----) - 1]
                    P

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Fund's average annual total return and aggregate total return reflect the deduction of the maximum front-end sales charge of 4% in connection with the purchase of Retail Shares. The Fund may also advertise total return data without reflecting sales charges in accordance with the rules of the Securities and Exchange Commission. Quotations that do not reflect the sales charge will, of course, be higher than quotations that do reflect the sales charge.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund's investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distribution had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareowners may summarize the substance of information contained in shareowner reports (including the investment composition of the Fund), as well as the views of the Adviser as to market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, treasury bills and shares of the Fund. In addition, advertisement or shareowner communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS

          As used in this Statement of Additional Information and in the Fund's Prospectus, a majority of the outstanding shares of the Fund or portfolio means, with respect to the approval of an investment advisory agreement or a charge in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund or portfolio.

          As of September 30, 1997 the Adviser and its affiliates held of record substantially all of the outstanding shares of each of the Company's investment portfolios as agent, custodian, trustee or investment adviser on behalf of their customers.

          At such date, Firstar Trust Company, P.O. Box 2054, Milwaukee, Wisconsin 53201, and its affiliated banks held as beneficial owner five percent or more of the outstanding shares of the following investment portfolios of the Company because they possessed sole voting or investment power with respect to such shares: Money Market Fund (8%); Institutional Money Market Fund (90%); Tax-Exempt Money Market Fund (52%); U.S. Treasury Money Market Fund (31%); U.S. Government Money Market Fund (71%); Growth and Income Fund (65%); Short-Term Bond Market Fund (63%); Special Growth Fund (74%); Emerging Growth Fund (71%); Bond IMMDEX/TM Fund (79%); Equity Index Fund (76%); Balanced Fund (78%); Intermediate Bond Market Fund (80%); Growth Fund (85%); Tax-Exempt Intermediate Bond Fund (68%); International Equity Fund (88%); MicroCap Fund (82%). At such date, no other person was known by the Company to hold of record or beneficially 5% or more of the outstanding shares of any investment portfolio of the Company.

xxxxx
                                   APPENDIX A


Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper.

      "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

      "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

      "A-3" - Issue has an adequate capacity for timely payment. It is however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

      "B"- Issue has only a speculative capacity for timely payment.

      "C" - Issue has a doubtful capacity for payment.

      "D" - Issue is in payment default.


      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

      "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      "Not Prime" - Issuer does not fall within any of the Prime rating categories.

      The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D- 1," ""D- 2" and "D- 3." Duff
 & Phelps employs three designations, "D- 1+," "" D- 1" and "D- 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

      "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

      "D-2" - Debt possesses good certainty for timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

      "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

      "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

      "D-5" - Issuer failed to meet scheduled principal and/or interest payments.

      Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

      "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

      "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and ""F-1" categories.

      "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

      "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      "D" - Securities are in actual or imminent payment default.


      Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

      Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

      "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high likelihood that principal and interest will be paid on a timely basis.
      "TBW-2" - This designation indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

      "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

      "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

      IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short term debt ratings:

      "A1+" - Obligations which possess a particularly strong credit feature and are supported by the highest capacity for timely repayment.

      "A1" - Obligations are supported by the highest capacity for timely repayment.

      "A2" - Obligations are supported by a good capacity for timely repayment.

      "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

      "B" - Obligation for which there is an uncertainty as to the capacity to ensure timely repayment.
      "C" - Obligations for which there is a high risk of default or which are currently in default.



Corporate and Municipal Long-Term Debt Ratings

      The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

      "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

      "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

      "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

      "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

      "BB," ""B," "CCC," ""CC," and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation.
 While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      "CI" - This rating is reserved for income bonds on which no interest is being paid.

      "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. Rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



      PLUS (+) OR MINUS (-) - The ratings from "AA" through ""CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

      "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" - Bonds are judged to be of high quality by all standards.
 Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

      "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

      Con. (--) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes the probable credit stature upon completion of construction or elimination of basis of condition.

      (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The ratings may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

      Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

      The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

      "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      "AA" - Debt is considered of high quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
      "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

      "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends.
  Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

      To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

      The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

      "AAA" - bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debts of these issuers is generally rated "F-1+."

      "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to ""D" is an assessment of the ultimate recovery value through reorganization or liquidation.

      To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

      Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

      "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

      "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

      "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

      "BB," ""B," "CCC," and ""CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

      "D" - this designation indicates that the long-term debt is in default.

      PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

      IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term ratings:

      "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

      "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

      "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

      IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.
Municipal Note Ratings

      A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Rating Group for municipal notes:

      "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

      "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

      "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

      "MIG-1" / "VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      "MIG-2" / "VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
      "MIG-3" / ""VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      "MIG-4" / ""VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

      "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


Duff & Phelps and Fitch use the short-term ratings described under commercial Paper Ratings for Municipal notes.


xxxxx
                                   APPENDIX B

             ADDITIONAL INFORMATION CONCERNING FUTURES AND RELATED
                                    OPTIONS


      As stated in the Prospectus, certain of the Funds may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix. In addition, the Equity Index Fund will purchase and sell futures and related options (based only on the S&P 500 Index in the case of the Equity Index Fund) to maintain cash reserves while-simulating full investment in the stocks underlying the S&P 500 Index, to keep substantially all of its assets exposed to the market (as represented by the S&P 500 Index), and to reduce transaction costs. The International Equity Fund may also purchase and sell futures contracts including interest rate, index, and currency futures for the purpose of remaining fully invested and reducing transactions costs.
  During the current fiscal year, the Short-Term Bond Market, Intermediate Bond Market, Bond IMMDEXTM and Growth and Income Funds intend to limit their transactions in futures contracts and options so that not more than 5% of their net assets, if any, are at risk and the Equity Index Fund and International Equity Fund will limit their transactions in futures such that obligations under the transactions and contracts represent not more than 10% and 25%, respectively, of their assets. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase (an option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; and option to sell a futures contract is "in-the-money" if the exercise price exceeds the value of the contract that is subject of the option). The International Equity Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

I.   Interest Rate Futures Contracts

      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Bond IMMDEXTM Fund and International Equity Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      The Short-Term Bond Market Fund, Intermediate Bond Market Fund, Bond IMMDEXTM Fund and International Equity Fund presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

      Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Bond IMMDEXTM Fund and International Equity Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Short-Term Bond Market Fund, Intermediate Bond Market Fund, Bond IMMDEXTM Fund and International Equity Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

      Examples of Futures Contract Sale. The Short-Term Bond Market Fund, Intermediate Bond Market Fund, Bond IMMDEXTM Fund and International Equity Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term U.S. Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investment in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. A Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, a Fund could, for example, assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

      The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

      In each transaction, expenses would also be incurred.

II.  Index Futures Contracts.

      A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.
  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. With regard to the International Equity Fund, the Sub-Adviser anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

      The Growth and Income Fund, the Equity Index and International Equity Funds may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, these Funds may purchase index futures contracts in anticipation of purchases of securities, with respect to the Equity Index Fund and International Equity Fund, to maintain cash reserves while simulating full investment in stocks underlying the S&P 500 Index (in the case of the Equity Index Fund) and in foreign stock indices (in the case of the International Equity Fund) and to keep substantially all of its assets exposed to the market. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, the Funds may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

               ANTICIPATORY PURCHASE HEDGE:  Buy the Future Hedge
                  Objective:  Protect Against Increasing Price

            Portfolio                                   Futures
            ---------                                   -------
                             -Day Hedge is Placed-

   Anticipate Buying $62,500                 Buying 1 Index Futures at 125

        Equity Portfolio                   Value of Futures=$62,500/Contract

                             -Day Hedge is Lifted-

   Buy Equity Portfolio with                  Sell 1 Index Futures at 130
     Actual Cost = $65,000                Value of Futures = $65,000/Contract

Increase in Purchase Price = $2,500             Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

           Portfolio                                    Futures
           ---------                                    -------
                             -Day Hedge is Placed-

 Anticipate Selling $1,000,000                Sell 16 Index Futures at 125
        Equity Portfolio                     Value of Futures = $1,000,000

                             -Day Hedge is Lifted-

     Equity Portfolio - Own                   Buy 16 Index Futures at 120
  Stock with Value = $960,000                 Value of Futures = $960,000
Loss in Portfolio Value = $40,000              Gain on Futures = $40,000


If however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

            Portfolio                                    Futures
            ---------                                    -------
                             -Day Hedge is Placed-

   Anticipate Buying $62,500                 Buying 1 Index Futures at 125

        Equity Portfolio                   Value of Futures=$62,500/Contract


           Portfolio                                    Futures

                             -Day Hedge is Lifted-

   Buy Equity Portfolio with                  Sell 1 Index Futures at 120
     Actual Cost - $60,000                Value of Futures = $60,000/Contract
Decrease in Purchase Price = $2,500             Loss on Futures = $2,500


                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0


           Portfolio                                    Futures
           ---------                                    -------
                             -Day Hedge is Placed-

 Anticipate Selling $1,000,000                Sell 16 Index Futures at 125
        Equity Portfolio                     Value of Futures = $1,000,000

                             -Day Hedge is Lifted-

     Equity Portfolio - Own                   Buy 16 Index Futures at 130
 Stock with Value = $1,040,000               Value of Futures = $1,040,000
Gain in Portfolio Value = $40,000              Loss on Futures = $40,000

III. Futures Contracts on Foreign Currencies.

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the International Equity Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments.

      Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, the Fund may be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser and the Sub-Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts.

      There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser and Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits' established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by a Fund is also subject to the Adviser's or the Sub-Adviser's (in the case of the International Equity Fund) ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts.

      A Fund may purchase options on the futures contracts described above. The International Equity Fund may also sell options on futures contracts. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

VII. Accounting and Tax Treatment.

      Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

      Generally, futures contracts held by a Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract ("the 40%-60% rule'). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses from such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Fund would be allowed (in lieu of the foregoing) to elect either
 (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive federal tax treatment similar to that described above.

      Certain foreign currency contracts entered into by the International Equity Fund may be subject to the "marking to market" process, but gain or loss will be treated as 100% ordinary income or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of, or settlement by reference to the value of, a foreign currency of a type in which regulated futures contracts are traded; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by the International Equity Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

      Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply.
 The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. The Fund may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the Fund and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "Section 988 hedging transactions' (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code.
 It is possible that some of the non-U.S. dollar denominated investments that Growth and Income Fund and International Equity Fund may make will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investment other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

      Qualification as a regulated investment company under the Code requires that each Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investment in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investment in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

xxxxx

                                               10/29/97
                   PART C.  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a) Financial Statements for the Balanced Income Fund:

     (1)      (a)  Articles of Incorporation filed February 19,
                    1988 is incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 28 to the Registration Statement, filed February 15, 1996 ("Post-Effective Amendment No.
                    28").

              (a) Amendment No. 1 to the Articles of Incorporation
                    filed June 30, 1989 is incorporated by reference to Exhibit
                    (1)(b) to Post-Effective Amendment No. 28.

              (b) Amendment No. 2 to the Articles of Incorporation
                    filed June 30, 1989 is incorporated by reference to Exhibit
                    (1)(c) to Post-Effective Amendment No. 28.

              (c) Amendment No. 3 to the Articles of Incorporation
                    filed November 12, 1991 is incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 28.

              (d) Amendment No. 4 to the Articles of Incorporation
                    filed August 18, 1992 is incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 28.

              (e) Amendment No. 5 to the Articles of Incorporation
                    filed October 23, 1992 is incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28.

              (f) Amendment No. 6 to the Articles of Incorporation
                    filed January 26, 1993 is incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28.

              (g) Amendment No. 7 to the Articles of Incorporation
                    filed February 10, 1994 is incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 28.

              (i)  Amendment No. 8 to the Articles of Incorporation filed
                    December 29, 1994 is incorporated by reference to Exhibit
                    (1)(i) to Post-Effective Amendment No. 28.

              (j)  Amendment No. 9 to the Articles of Incorporation filed July
                    20, 1995 is incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 28.

              (k)  Amendment No. 10 to the Articles of Incorporation filed
                    November 10, 1995 is incorporated by reference to Exhibit
                    (1)(k) to Post-Effective Amendment No. 28.

              (l)  Amendment No. 11 to Articles of Incorporation filed July 21,
                    1997 with respect to the Emerging Growth Fund.

          (2) (a) Registrant's By-laws dated September 9, 1988 are incorporated by reference to Exhibit (2)(a) to Post-Effective Amendment No. 28.

              (a) Amendment to By-Laws as approved by the
                    Registrant's Board of Directors on February 23, 1990 is incorporated by reference to Exhibit (2)(b) to Post-Effective Amendment No. 28.

              (b) Amendment to By-Laws as approved by the
                    Registrant's Board of Directors on February 15, 1991 is incorporated by reference to Exhibit (2)(c) to Post-Effective Amendment No. 28.

              (c) Amendment to By-Laws as approved by the
                    Registrant's Board of Directors on June 21, 1991 is incorporated by reference to Exhibit (2)(d) to Post-
                    Effective Amendment No. 28.{tc  \l 4 "(c)    Amendment to
                    By-Laws as approved by the Registrant's Board of Directors on June 21, 1991 is incorporated by reference to Exhibit (2)(d) to Post-Effective Amendment No. 28."}

          (3) None.

      (4) (a)  See Articles V and VII of the Articles of
                    Incorporation which are incorporated by reference to Exhibits (1)(a) and (1)(i) to Post-Effective Amendment No. 28 and Article II, Sections 1, 9 and 10 of Article III, Sections 1, 2 and 3 of Article V and Section II of Article VII of the By-laws which are incorporated by reference to Exhibits 2(a)-2(d) of Post-Effective Amendment No. 28.

      (5) (a)  Investment Advisory Agreement between Registrant
                    and First Wisconsin Trust Company dated August 29, 1991 with respect to the Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Income and Growth Fund, Short-Intermediate Fixed Income Fund, Special Growth Fund, Bond IMMDEX/TM fund, Equity Index Fund, Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 28.

               (a) Assumption and Guarantee Agreement between First
                    Wisconsin Trust Company and First Wisconsin Asset Management dated February 3, 1992 is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 28.


               Investment Advisory Agreement between Registrant and
                    First Wisconsin Asset Management dated March 27, 1992 with respect to the Balanced Fund is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 28.

               (c) Addendum No. 1 dated December 27, 1992 to
                    Investment Advisory Agreement between Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the MidCore Growth Fund and Intermediate Bond Market Fund is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 28.

               (d) Addendum No. 2 dated February 5, 1993, to
                    Investment Advisory Agreement between the Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (5)(e) to Post-Effective Amendment No. 28.

               (e) Assumption and Guarantee Agreement between Firstar
                    Trust Company and Firstar Investment Research and Management Company dated June 17, 1993 with respect to the Income and Growth Fund is incorporated by reference to Exhibit (5)(f) to Post-Effective Amendment No. 28.

               (f) Addendum No. 3 dated September 2, 1997, to
                    Investment Advisory Agreement between the Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the International Equity Fund.

                (g) Amended and Restated Sub-Advisory Agreement among
                    Firstar Investment Research and Management Company, the Registrant and Hansberger Global, Inc. dated June 15, 1997 with respect to the International Equity Fund.

                (h) Addendum No. 4 to the Investment Advisory Agreement
                    between Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the MicroCap Fund is incorporated by reference to Exhibit (5)(i) to Post-Effective Amendment No. 28.

                (i) Form of Addendum No. 6 to the Investment Advisory
                    Agreement between Registrant and Firstar Investment Research & Management Company dated March 27, 1992 with respect to the Balanced Income Fund is incorporated by reference to Exhibit (5)(j) to Post-Effective Amendment No. 28.

               (j) Addendum No. 5 to the Investment Advisory Agreement
                    between Registrant and Firstar Investment Research & Management Company dated as of August 15, 1997 with respect to the Emerging Growth Fund.

           (6) (a)  Distribution Agreement between Registrant and B.C.
                    Ziegler & Company dated as of January 1, 1995, with respect to Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Growth and Income Fund, Short-Term Bond Market Fund, Special Growth Fund, Bond IMMDEX/TM Fund, Equity Index Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, Balanced Fund, Intermediate Bond Market Fund, MidCore Growth Fund, Tax-Exempt Intermediate Bond Fund and International Equity Fund is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 28.

               Addendum No. 1 to the Distribution Agreement between
                    Registrant and B.C. Ziegler and Company dated as of January 1, 1995 with respect to the MicroCap Fund is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 28.

               (b) Form of Addendum No. 3 to the Distribution
                    Agreement between Registrant and B.C. Ziegler and Company dated as of January 1, 1995 with respect to the Balanced Income Fund is incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 28.

               (c) Addendum No. 2 to the Distribution Agreement
                    between Registrant and B.C. Ziegler and Company dated as of August 15, 1997 with respect to the Emerging Growth Fund.

          (7) Deferred Compensation Plan dated September 16, 1994 and Deferred Compensation Agreement between Registrant and its Directors is incorporated by reference to Exhibit (7) to Post-Effective Amendment No. 28.

          (8) (a)  Custodian Agreement between Registrant and First
                    Wisconsin Trust Company dated July 29, 1988 is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 28.

              (a) Letter dated December 28, 1989 with respect to the
                    Custodian Agreement with respect to the Equity Index Fund is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 28.

              (b) Revised Mutual Fund Custodial Agent Service Annual
                    Fee Schedule dated February 23, 1990 to the Custodian Agreement is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 28.

              (c) Amendment dated May 1, 1990 to the Custodian
                    Agreement between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 28.

              (d) Letter dated April 19, 1991 with respect to the
                    Custodian Agreement with respect to the Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 28.

              (e) Letter dated March 27, 1992 with respect to the
                    Custodian Agreement with respect to the Balanced Fund is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 28.

              (f) Letter dated December 27, 1992 with respect to the
                    Custodian Agreement with respect to the Intermediate Bond Market Fund and MidCore Growth Fund is incorporated by reference to Exhibit (8)(g) to Post-Effective Amendment No. 28.

              (g) Letter dated February 5, 1993 with respect to the
                    Custodian Agreement with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (8)(h) to Post-Effective Amendment No. 28.

              (h) Letter Agreement with respect to the Custodian
                    Agreement dated as of September 2, 1997 with respect to the International Equity Fund.

              (i) Letter Agreement dated August 1, 1995 with respect
                    to the Custodian Agreement with respect to the MicroCap Fund is incorporated by reference to Exhibit (8)(j) to Post-Effective Amendment No. 28.

              (j) Form of Letter Agreement with respect to the
                    Custodian Agreement with respect to the Balanced Income Fund is incorporated by reference to Exhibit (8)(k) to Post-Effective Amendment No. 28.

              (k) Letter Agreement with respect to the Custodian
                    Agreement dated as of August 15, 1997 with respect to the Emerging Growth Fund.

              (l) Foreign Custodian Monitoring Agreement between
                    Registrant and Firstar Investment Research and Management Company dated June 13, 1997 with respect to the International Equity Fund.

          (9)      (a)  Co-Administration Agreement Among the
                    Registrant, B.C. Ziegler & Company and Firstar Trust Company dated as of January 1, 1995 is incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 28.

              (a) Addendum No. 1 to the Co-Administration Agreement
                    among the Registrant, B.C. Ziegler and Company and Firstar Trust Company dated as of January 1, 1995 with respect to the MicroCap Fund is incorporated by reference to Exhibit
                    (9)(b) to Post-Effective Amendment No. 28.

              (b) Form of Addendum No. 3 to the Co-Administration
                    Agreement among the Registrant, B.C. Ziegler and Company and Firstar Trust Company dated as of January 1, 1995 with respect to the Balanced Income Fund is incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 28.

              (c) Fund Accounting Servicing Agreement dated March 23,
                    1988 between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 28.

              (d) Letter dated July 29, 1988 with respect to the Fund
                    Accounting Servicing Agreement is incorporated by reference to Exhibit (9)(e) to Post-Effective Amendment No. 28.

              (e) Letter dated December 28, 1989 with respect to the
                    Fund Accounting Servicing Agreement with respect to the Equity Index Fund is incorporated by reference to Exhibit
                    (9)(f) to Post-Effective Amendment No. 28.

              (f) Letter dated April 19, 1991 with respect to the
                    Fund Accounting Servicing Agreement with respect to the Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 28.

              (g) Letter dated March 27, 1992 with respect to the
                    Fund Accounting Servicing Agreement with respect to the Balanced Fund is incorporated by reference to Exhibit (9)(h) to Post-Effective Amendment No. 28.

              (h) Letter dated December 27, 1992 with respect to the
                    Fund Accounting Servicing Agreement with respect to the Intermediate Bond Market Fund and MidCore Growth Fund is incorporated by reference to Exhibit (9)(i) to Post-Effective Amendment No. 28.

              (i) Letter dated February 5, 1993 with respect to the
                    Fund Accounting Servicing Agreement with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (9)(j) to Post-Effective Amendment No. 29.

              (j) Revised Fund Valuation and Accounting Fee Schedule
                    dated February 23, 1990 to the Fund Accounting Servicing Agreement with respect to the Money Market Fund, Tax-Exempt Money Market Fund and U.S. Government Money Market Fund is incorporated by reference to Exhibit (9)(k) to Post-Effective Amendment No. 28.

              (k) Revised Fund Valuation and Accounting Fee Schedule
                    dated February 23, 1990 to the Fund Accounting Servicing Agreement with respect to the Equity Index Fund is incorporated by reference to Exhibit (9)(l) to Post-Effective Amendment No. 28.

              (l) Revised Fund Valuation and Accounting Fee Schedule
                    dated November 1, 1990 to the Fund Accounting and Servicing Agreement with respect to the Equity Index Fund, Income and Growth Fund, Special Growth Fund, Short- Intermediate Fixed Income Fund, and Bond IMMDEX/TM Fund is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 28.

              (m) Letter Agreement dated August 1, 1995 with respect
                    to the Fund Accounting Servicing Agreement with respect to the MicroCap Fund is incorporated by reference to Exhibit
                    (9)(n) to Post-Effective Amendment No. 28.

              (n) Form of Letter Agreement with respect to the Fund
                    Accounting Servicing Agreement with respect to the Balanced Income Fund is incorporated by reference to Exhibit (9)(o) to Post-Effective Amendment No. 28.

              (o) Shareholder Servicing Agent Agreement dated March
                    23, 1988 between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (9)(p) to Post-Effective Amendment No. 28.

              (p) Letter dated July 29, 1988 with respect to
                    Shareholder Servicing Agent Agreement is incorporated by reference to Exhibit (9)(q) to Post-Effective Amendment No. 28.

              (q) Letter dated December 28, 1989 with respect to the
                    Shareholder Servicing Agent Agreement with respect to the Equity Index Fund is incorporated by reference to Exhibit
                    (9)(r) to Post-Effective Amendment No. 28.

              (r) Letter dated April 23, 1991 with respect to the
                    Shareholder Servicing Agent Agreement with respect to the Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (9)(s) to Post-Effective Amendment No. 28.

              (s) Letter dated March 27, 1992 with respect to the
                    Shareholder Servicing Agent Agreement with respect to the Balanced Fund is incorporated by reference to Exhibit (9)(t) to Post-Effective Amendment No. 28.

              (t) Letter dated December 27, 1992 with respect to the
                    Shareholder Servicing Agent Agreement with respect to the Intermediate Bond Market Fund and MidCore Growth Fund is incorporated by reference to Exhibit (9)(u) to Post-Effective Amendment No. 28.

              (u) Letter dated February 5, 1993 with respect to the
                    Shareholder Servicing Agent Agreement with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No. 29.

               Letter dated April 26, 1994 with respect to the
                    Shareholder Servicing Agent Agreement with respect to the International Equity Fund is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 28.

               (w) Amendment dated May 1, 1990 to the Shareholder
                    Servicing Agent Agreement between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (9)(x) to Post-Effective Amendment No. 28.

               (x) Letter Agreement dated August 1, 1995 with respect
                    to Shareholder Servicing Agent Agreement with respect to the MicroCap Fund is incorporated by reference to Exhibit (9)(y) to Post-Effective Amendment No. 28.

               (y) Form of Letter with respect to Shareholder
                    Servicing Agent Agreement with respect to the Balanced Income Fund is incorporated by reference to Exhibit (9)(z) to Post-Effective Amendment No. 28.

               (z) Plan of Reorganization is incorporated by reference
                    to Exhibit (9)(aa) to Post-Effective Amendment No. 28.

               (aa)     Purchase and Assumption Agreement dated
                    February 22, 1988 is incorporated by reference to Exhibit
                    (9)(ab) to Post-Effective Amendment No. 28.

              (kkk)    Addendum No. 2 to the Co-Administration Agreement
                    among the Registrant, B.C. Ziegler and Company and Firstar Trust Company with respect to the Emerging Growth Fund.

               (cc)     Letter Agreement with respect to the Fund
                    Accounting Servicing Agreement with respect to the Emerging Growth Fund.

               Letter Agreement with respect to Shareholder Servicing
                    Agent Agreement with respect to the Emerging Growth Fund.

               (ee)     Letter Agreement with respect to the Fund
                    Accounting Servicing Agreement dated as of September 2, 1997 with respect to the International Equity Fund.

          (10)          Opinion and Consent of Counsel.

          (11)     (a)  Consent of Drinker Biddle & Reath LLP.

                   (a) Consent of Price Waterhouse LLP

          (12)     None.

          (13) (a) Purchase Agreement between Registrant and ALPS Securities, Inc. is incorporated by reference to Exhibit
                    (13)(a) to Post-Effective Amendment No. 29.

                   (a) Purchase Agreement between ALPS Securities, Inc.
                    and Sunstone Financial Group, Inc. is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 29.

         (14) Individual Retirement Account Documents is incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 28.

         (14)     (a)  Amended and Restated Distribution and Service
                    Plan and Form of Distribution and Servicing Agreement is incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 30.

         (15)     (a)  Schedule for Computation of Performance
                    Quotations -- Money Market Fund is incorporated by reference to Exhibit (16)(a) to Post-Effective Amendment No. 28.

               Schedule for Computation of Performance Quotations --
                    Tax-Exempt Money Market Fund is incorporated by reference to Exhibit (16)(b) to Post-Effective Amendment No. 28.

                  (b) Schedule for Computation of Performance Quotations
                    -- U.S. Government Money Market Fund is incorporated by reference to Exhibit (16)(c) to Post-Effective Amendment No. 28.

                  (c) Schedule of Computation of Performance Quotations -
                    - Growth and Income Fund is incorporated by reference to Exhibit (16)(d) to Post-Effective Amendment No. 28.

                  (d) Schedule of Computation of Performance Quotations -
                    - Short-Term Bond Market Fund is incorporated by reference to Exhibit (16)(e) to Post-Effective Amendment No. 28.

                  (e) Schedule of Computation of Performance Quotations -
                    - Special Growth Fund is incorporated by reference to Exhibit (16)(f) to Post-Effective Amendment No. 28.

                  (f) Schedule of Computation of Performance Quotations -
                    - Bond IMMDEX/TM Fund is incorporated by reference to Exhibit (16)(g) to Post-Effective Amendment No. 28.

                  (g) Schedule of Computation of Performance Quotations -
                    - Equity Index Fund is incorporated by reference to Exhibit
                    (16)(h) to Post-Effective Amendment No. 28.

                  (h) Schedule of Computation of Performance Quotations -
                    - Institutional Money Market Fund is incorporated by reference to Exhibit (16)(i) to Post-Effective Amendment No. 28.

                  (i) Schedule of Computation of Performance Quotations -
                    - U.S. Treasury Money Market Fund is incorporated by reference to Exhibit (16)(j) to Post-Effective Amendment No. 28.

                  (j) Schedule of Computation of Performance Quotations -
                    - Balanced Fund is incorporated by reference to Exhibit
                    (16)(k) to Post-Effective Amendment No. 28.

                  (k) Schedule of Computation of Performance Quotations -
                    - MidCore Growth Fund is incorporated by reference to Exhibit (16)(l) to Post-Effective Amendment No. 28.

                  (l) Schedule of Computation of Performance Quotations -
                    - Intermediate Bond Market Fund is incorporated by reference to Exhibit (16)(m) to Post-Effective Amendment No. 28.

                  (m) Schedule of Computation of Performance Quotations -
                    - Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (16)(n) to Post-Effective Amendment No. 28.

                  (n) Schedule of Computation of Performance Quotations -
                    - International Equity Fund is incorporated by reference to Exhibit (16)(o) to Post-Effective Amendment No. 28.

              (p)  Schedule of Computation of Performance Quotations -- MicroCap
                    Fund is incorporated by reference to Exhibit (16)(p) to Post-Effective Amendment No. 29.

         (17) Financial Data Schedules - None.

         (18)(a)   Form of Amended and Restated Plan Pursuant to
                   Rule 18f-3 for Operation of a Multi-Series
                   System.


Item 25. Persons Controlled By or Under Common Control with Registrant

         Registrant is controlled by its Board of Directors.

Item 26. Number of Holders of Securities

         As of September 30, 1997:



                                                           Number of
          Title of Class              Series            Record Holders
          --------------              -----             --------------
Money Market Fund                      1-A                   3,809


                                                           Number of
          Title of Class              Series            Record Holders
          --------------              -----             --------------

Tax-Exempt Money Market Fund           2-A                     335

U.S. Government Money Market Fund      3-A                     254

Institutional Money Market Fund        4-A                      76

U.S. Treasury Money Market Fund        5-A                     111

Special Growth Fund                    6-Institutional         445
                                       6-A                   6,709

Bond IMMDEX/TM Fund                    7-Institutional         128
                                       7-A                     888

Equity Index Fund                      8-Institutional         173
                                       8-A                   2,036

Growth and Income Fund                 9-Institutional         100
                                       9-A                   3,693

Short-Term Bond Market Fund            10-Institutional         63
                                       10-A                  1,412

Balanced Fund                          11-Institutional        179
                                       11-A                  1,601

Growth Fund                            12-Institutional        100
                                       12-A                    877

Intermediate Bond Market Fund          13-Institutional         38
                                       13-A                    249

Tax-Exempt Intermediate Bond Fund      14-Institutional         14


                                                          Number of
          Title of Class              Series            Record Holders
          --------------              -----             --------------
                                       14-A                    139

International Equity Fund              15-Institutional         46
                                       15-A                    337

MicroCap Fund                          16-Institutional         25
                                       16-A                    237

Emerging Growth Fund                   18-Institutional         12
                                       18-A                    114




Item 27.  Indemnification

          Indemnification of Registrant's principal underwriter, custodians and transfer agents against certain losses is provided for, respectively, in Section
1.9 of the Distribution Agreement, incorporated by reference as Exhibit (6)(a) hereto, Section 11 of the Custodian Agreement, incorporated by reference as Exhibit (8)(a) hereto, and Section 6(c) of the Shareholder Servicing Agent Agreement incorporated by reference as Exhibit (9)(p) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions.

          Article IX of Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's directors and officers to the full extent permitted by the Wisconsin Business Corporation Law and the Investment Company Act of 1940.

          Article VII of the By-laws of the Registrant, incorporated by reference as Exhibit (2)(a) hereto, provides that officers and directors of the Registrant shall be indemnified by the Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) incurred in connection with a legal action, suit or proceeding to the full extent permissible under the Wisconsin Business Corporation Law, the Securities Act of 1933 and the Investment Company Act of 1940.

          In no event will Registrant indemnify any of its directors or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser

          Firstar Investment Research and Management Company, investment adviser to the Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Short-Term Bond Market Fund, Growth and Income Fund, Special Growth Fund, Bond IMMDEX/TM Fund, Equity Index Fund, Balanced Fund, Intermediate Bond Market Fund, MidCore Growth Fund, Tax-Exempt Intermediate Bond Fund, International Equity Fund and MicroCap Fund, is a registered investment adviser under the Investment Advisers Act of 1940.

          To Registrant's knowledge, none of the directors or senior executive officers of Firstar Investment Research and Management Company, except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Firstar Investment Research and Management Company also hold various positions with, and engage in business for, their respective affiliates. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Firstar Investment Research and Management Company who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

      FIRSTAR INVESTMENT RESEARCH AND MANAGEMENT COMPANY

                    Position with
                    Firstar Investment
                    Research and        Other Business        Type of
Name                Management Company  Connections           Business
-----               ------------------  -------------------   ----------

John A. Becker      Director            President, Firstar    Bank
                                        Corporation, 777 E.   Holding Co.
                                        Wisconsin Avenue,
                                        Milwaukee, WI 53201

J. Scott Harkness   Director and        None
                    Chairman

Steven R. Parish    Director            Executive Vice        Bank
                                        President, Firstar    Holding Co.
                                        Corporation, 777
                                        E. Wisconsin Avenue,
                                        Suite 800
                                        Milwaukee, WI 53201

Mary Ellen Stanek   Director, Chief     Vice President,       Investment
                    Operating Officer   Portico Funds, Inc.   Company
                    and President       Portico Funds
                                        Center, 615 East
                                        Michigan Street,
                                        P.O. Box 3011,
                                        Milwaukee, WI
                                        53201-3011

Matthew Uselman     Director            Senior Vice           Bank
                                        President,
                                        Firstar Bank
                                        Wisconsin
                                        1 South Pinckney,
                                        Suite 401
                                        Madison, WI  53703

Robert L. Webster   Director            President,            Trust Company
                                        Firstar Trust
                                        Company, 777 E.
                                        Wisconsin Avenue,
                                        Milwaukee, WI  53202


                    Hansberger Global Investors, Inc. serves as sub-investment adviser to the International Equity Fund.

                    To Registrant's knowledge, none of the directors or senior executive officers of Hansberger Global Investors, Inc. except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Hansberger Global Investors, Inc. also hold various positions with, and engage in business for, their respective affiliates. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Hansberger Global Investors, Inc. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.


                   HANSBERGER GLOBAL INVESTORS, INC.

                     Position with           Other Business
                     Hansberger              Connections and      Type of
Name                 Global Investors, Inc.  Address*             Business
----                 ----------------------  -----------------    --------------

Thomas L. Hansberger Chairman, CEO,          Director,            Mutual Fund
                     President, Director,    Schroder Korea Fund
                     and Treasurer           PLC
                                             33 Gutter Lane
                                             London,
                                             EC2B+A124 8AS


                                             Director,            Mutual Fund
                                             The Bankok Fund
                                             Bangkok, Thailand

                                             Advisory Board       Mutual Fund
                                             Member,
                                             The India Fund
                                             India



Alberto Cribiore     Director                Director,           Privately-owned
                                             WESCO                distributor of
                                             Distribution, Inc.   electrical
                                             Pittsburgh, PA       products

                                             Director,           Privately-owned
                                             Riverwood            supplier of
                                             International        paperboard
                                             Corp.                packaging and
                                             Atlanta, GA          producer of
                                                                  coated
                                                                  unbleached
                                                                  Kraft
                                                                  paperboard

                                             Member &             Distributor
                                             Chairman of the      electronically
                                             Board, McCarthy,     of financial
                                             Crisanti &           information
                                             Maffel, Inc.
                                             One Chase Manhattan
                                             Way
                                             37th Floor
                                             New York, NY 10005

                                             Director,            Publicly-owned
                                             Tyco International   conglomerate
                                             Ltd.
                                             Exeter, NH

                                             Member &             Private
                                             Managing Principal   equity
                                             Brera Capital        interest firm
                                             Partners, LLC
                                             590 Madison Avenue
                                             Suite 18C
                                             New York, NY 10022


Max C. Chapman, Jr.     Director             Management Financial  Financial
                                             Committee Member,     Services
                                             Tudor/Nomura Group
                                             Trading Partnership
                                             2 World Financial
                                             Center
                                             Bldg B
                                             New York, NY
                                             10281-1198

                                             Director,             Investment
                                             McCarthy, Crisanti,   Adviser
                                             & Maffel, Inc.
                                             One Chase Manhattan
                                             Plaza
                                             New York, NY 10005

                                             Director,             Holding
                                             MCM Group, Inc.       Company
                                             One Chase Manhattan
                                             Plaza
                                             New York, NY 10005

                                             Chairman,             Holding
                                             Nomura Holding        Company
                                             America, Inc.
                                             2 World Financial
                                             Center
                                             Bldg B
                                             New York, NY
                                             10281-1198

                                             Director &            Financial
                                             Managing Director,    Services
                                             Nomura Securities
                                             Co. LTD
                                             Tokyo, Japan

                                             Chairman & Director,  Financial
                                             Nomura Grand Caymen   Services
                                             LTD
                                             Caymen Islands

                                             Chairman & CEO,       Financial
                                             Nomura American       Services
                                             Foundation
                                             2 World Financial
                                             Center
                                             Bldg B
                                             New York, NY
                                             10281-1198

                                             Director,             Financial
                                             Nomura International  Services
                                             PLC
                                             London, England

                                             Chairman,             Financial
                                             Nomura Asset          Services
                                             Securitization Corp.
                                             New York, NY

                                             Chairman & Director,  Financial
                                             Nomura Asset Capital  Services
                                             Corporation
                                             New York, NY

                                             Chairman, Director    Holding
                                             & CEO,                Company
                                             NGP Holding Company

Salah Al-Maousherji     Director             Director,             Paper
                                             Gulf Paper            Manufacturer
                                             Kuwait

                                             President,            Corporate
                                             Mashora Consulting    Finance
                                             Services


Robert Druskin          Director             Vice Chairman &       Brokerage/
                                             Director,             Advisory
                                             Smith Barney Inc.
                                             New York, NY


James Everett Chaney    Chief Investment     None
                        Officer

Kimberly Ann Scott      Senior Vice          None
                        Presidentand Chief
                        Compliance Officer

J. Christopher Jackson  Senior Vice          None
                        President and
                        General Counsel

Louretta Ann Reeves     Director of Research None


Francisco Jose Alzuru   Managing Director    None

Erik Erwin Bieck        Managing Director    None

Wesley Edmond Freeman   Managing Director    None

Mark Poon               Managing Director    None

Vladimir Tyurenkov      Managing Director    None

* Address of all individuals: 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, FL 33301.

Item 29.  Principal Underwriter

          (a) B.C. Ziegler & Company ("B.C. Ziegler"), the Registrant's current principal underwriter, serves as principal underwriter of the shares of the Principal Preservation Funds, American Tax-Exempt Bond Trust, Series 1 (and subsequent series); Ziegler U.S. Government Securities Trust, Series 1 (and subsequent series); American Income Trust, Series 1 (and subsequent series); Ziegler Money Market Trust; and The Insured American Tax-Exempt Bond Trust, Series 1 (and subsequent series).

          (b) To the best of Registrant's knowledge, the directors and executive officers of B.C. Ziegler & Company are as follows:



Name and Principal      Position and Offices   Positions and
Business Address        with B. C. Ziegler     Offices with
                                               Registrant
------------------      --------------------   --------------
Peter D. Ziegler        Chairman, President,   None
                        Chief Executive
                        Officer and Director

S. Charles O'Meara      Senior Vice President  None
                        and General Counsel
                        and Director

D. A. Wallestad         Senior Vice President  None
                        - Acquisition
                        Chief Finanacial
                        Officer and Director

Donald A. Carlson, Jr.  Senior Vice President  None


Name and Principal      Position and Offices   Positions and
Business Address        with B. C. Ziegler     Offices with
                                               Registrant
-------------------     -------------------    --------------
J.C. Wagner             Senior Vice            None
                        President -
                        Retail Sales and
                        Director

Neil L. Fuerbringer     Senior Vice President  None
                        - Administration

Michael P. Doyle        Senior Vice President  None
                        - Retail Operations

Ronald N. Spears        Senior Vice President  None

Jeffrey C. Vredenbregt  Vice President,        None
                        Treasurer, Controller
                        and Director

Charles G. Stevens      Vice President -       None
                        Marketing Director

Jack H. Downer          Vice President -       None
                        MIS Director

Robert J. Tuszynski     Senior Vice President  None

Gerry Aman              Vice President -       None
                        Insurance

Sheila K. Hittman       Vice President -       None
                        Personnel


Name and Principal      Position and Offices   Positions and
Business Address        with B. C. Ziegler     Offices with
                                               Registrant
-------------------     -------------------    --------------
Robert J. Johnson       Vice President -       None
                        Compliance

James M. Bushman        Vice President -       None
                        Recruiting and
                        Training Coordinator

Lay C. Rosenheimer      Vice President - Bond  None
                        Sales Control

Darrell P. Frank        Vice President -       None
                        Director of Strategic
                        Change

M.L. McBain             Vice President -       None
                        Equity Securities

James L. Brendemuehl    Vice President -       None
                        Managed Products

Ronald C. Strzok        Vice President -       None
                        Administration

Roxanne Dalnodar        Vice President -       None
                        Operations

Janine R. Yovanovich    Corporate Secretary    None

Kathleen A. Lochen      Assistant Secretary    None

The address of each of the foregoing is 215 North Main Street, West Bend, Wisconsin 53095, (414) 334-5521.

          (e)  None.


Item 30.  Location of Accounts and Records

       (1) Firstar Trust Company, 615 E. Michigan Street, Milwaukee, WI 53202 (records relating to its function as custodian, transfer agent, fund accounting servicing agent, shareholder servicing agent and co-administrator).

       (2) Firstar Investment Research and Management Company, Firstar Center, 777 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202 (records relating to its function as investment adviser).

       (3) Hansberger Global Investors, Inc., 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, FL 33301 (records relating to its function as sub-investment adviser for the International Equity Fund).

       (4) B.C. Ziegler & Company, 215 North Main Street, West Bend, Wisconsin 53095-3348 (records relating to its functions as distributor and co-administrator).

       (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107 (Registrant's Articles of Incorporation, By-laws and Minute Books).


Item 31.  Management Services

          None.
Item 32.  Undertakings

       (1) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

       (2) The Registrant hereby undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 32 to Registrant's 1933 Act registration statement.


                           SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933
and   has duly caused this Post-Effective Amendment No. 32 to the Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania, on the 30th day of October, 1997.

                         PORTICO FUNDS, INC.
                         Registrant


                         By *Steven R. Parish
                              President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement of the Registrant has been signed by the following persons in the capacities and on the dates indicated:

     Signature           Title          Date

                      President,
*Steven R. Parish     Treasurer and     October 30, 1997
(Steven R. Parish)     Director

*James M. Wade        Chairman and      October 30, 1997
(James M. Wade)        Director

*Richard Riederer     Director          October 30, 1997
(Richard Riederer)

*Jerry Remmel         Director          October 30, 1997
(Jerry Remmel)

*Glen R. Bomberger    Director          October 30, 1997
(Glen R. Bomberger)

*Charles R. Roy       Director          October 30, 1997
(Charles R. Roy)

*By /s/ W. Bruce McConnel III           October 30, 1997
    W. Bruce McConnel, III
    Attorney-in-fact

xxxxx



                               POWER OF ATTORNEY



          Charles R. Roy, whose signature appears below, does hereby constitute and appoint James M. Wade and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Portico Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.
Date:     February 23, 1990             /s/ Charles R. Roy
                                        Charles R. Roy




                               POWER OF ATTORNEY



          Glen R. Bomberger, whose signature appears below, does hereby constitute and appoint James M. Wade and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Portico Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

Date:     February 23, 1990             /s/ Glen R. Bomberger
                                        Glen R. Bomberger




                               POWER OF ATTORNEY



          James M. Wade, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Portico Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.

Date:     February 23, 1990             /s/ James M. Wade
                                        James M. Wade




                               POWER OF ATTORNEY



          Richard K. Riederer, whose signature appears below, does hereby constitute and appoint James M. Wade and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Portico Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.


Date:     February 23, 1990             /s/ Richard K. Riederer
                                        Richard K. Riederer




                               POWER OF ATTORNEY



          Jerry Remmel, whose signature appears below, does hereby constitute and appoint James M. Wade and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Portico Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



Date:     February 23, 1990             /s/ Jerry Remmel
                                        Jerry Remmel




                               POWER OF ATTORNEY


          Steve R. Parish, whose signature appears below, does hereby constitute and appoint James M. Wade and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Portico Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

Date:     October 2, 1997               /s/ Steven R. Parish
                                        Steven R. Parish

xxxxx
{PRIVATE }

                       PORTICO FUNDS, INC.

                    CERTIFICATE OF SECRETARY


     The following resolution was duly adopted by the Board of Directors of Portico Funds, Inc. on June 16, 1995 and remains in effect on the date hereof:

          FURTHER RESOLVED, that the directors and officers of the Company who may be required to execute any amendments to the Registration Statement of the Company be, and each of them hereby is, authorized to execute a Power of Attorney appointing James M. Wade and W. Bruce McConnel, III, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of the Company any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and either of said attorneys shall have full power and authority to do in the name and on behalf of said directors and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.



                                   PORTICO FUNDS, INC.




                              By:  /s/ W. Bruce McConnel III
                                   W. Bruce McConnel, III
                                   Secretary


Dated: October 30, 1997

xxxxx
                                 EXHIBIT INDEX


Exhibit No.                   Item

 (1)(l)        Amendment No. 11 to Articles of Incorporation.

 (5)(g) Addendum No. 3 to the Investment Advisory Agreement between Registrant and Firstar Investment Research and Management Company with respect to the International Equity Fund.

 (5)(h) Amended and Restated Sub-Advisory Agreement among Firstar Investment Research and Management Company, the Registrant and Hansberger Global, Inc. with respect to the International Equity Fund.

 (5)(k) Addendum No. 5 to the Investment Advisory Agreement between Registrant and Firstar Investment Research & Management Company LLC with respect to the Emerging Growth Fund.

 (6)(d) Addendum No. 2 to the Distribution Agreement between Registrant and B.C. Ziegler and Company with respect to the Emerging Growth Fund.

 (8)(i) Letter Agreement with respect to Custodian Agreement with respect to the International Equity Fund.

 (8)(l) Letter Agreement with respect to the Custodian Agreement with respect to the Emerging Growth Fund.

 (8)(m) Foriegn Custodian Monitoring Agreement between Registrant and Firstar Investment Research and Management Company with respect to the International Equity Fund.

 (9)(ac) Addendum No. 2 to the Co-Administration Agreement among Registrant, B.C. Ziegler and Company and Firstar Trust Company dated with respect to the Emerging Growth Fund.

 (9)(ad) Letter Agreement with respect to the Fund Accounting Servicing Agreement with respect to the Emerging Growth Fund.

 (9)(ae) Letter Agreement with respect to Shareholder Servicing Agent Agreement with respect to the Emerging Growth Fund.
 (9)(af) Letter Agreement with respect to the Fund Accounting Servicing Agreement with respect to the International Equity Agreement.

 (10)          Opinion and Consent of Counsel.

 (11)(a)       Consent of Drinker Biddle & Reath LLP.

 (11)(b)       Consent of Price Waterhouse LLP

 (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Series System.